                                                      Registration No. 2-64233
                                                      (under the Securities Act
                                                      of 1933)
                                                      Registration No. 811-2918
                                                      (under the Investment
                                                      Company Act of 1940)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                (   )


         Pre-Effective Amendment No.                                   (   )
         Post-Effective Amendment No. 37                               ( X )
                                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        (   )

         Amendment No. 38                                              ( X )

                        (Check appropriate box or boxes)

                               DUPREE MUTUAL FUNDS
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                  125 South Mill Street, Vine Center, Suite 100
                  ---------------------------------------------
                            Lexington, Kentucky 40507

               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (606) 254-7741
        -----------------------------------------------------------------

                              THOMAS P. DUPREE, SR.
                             Dupree & Company, Inc.
                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
                            -------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: Continuous
            --------------------------------------------------------

It is proposed that this filing will become effective
(check appropriate box)

_____  immediately upon filing pursuant to paragraph (b)
__X__  on November 1, 1997 pursuant to paragraph (b)
_____  60 days after filing pursuant to paragraph (a) (1)
_____  on _________pursuant to paragraph (a) (1)
_____  75 days after filing pursuant to paragraph (a) (2)
_____  on _________pursuant to paragraph (a) (2)
       of rule 485

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Dupree Mutual Funds has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. On August 8, 1997, registrant filed a Rule 24f-2 Notice for the fiscal year ended June 30, 1997.

DUPREE MUTUAL FUNDS
REGISTRATION STATEMENT ON FORM N-1A

CROSS-REFERENCE SHEET

Part A
Item No.                 Prospectus Caption

        1                Cover Page
        2                Dupree Mutual Funds - Summary
        3                Financial Highlights
        4                Organization of the Trust
        5                Management of the Trust; Trust Expenses
        5A               Performance Calculations
        6                Dividends; Taxes; Organization of the Trust
        7                Buying Shares
        8                Selling Shares
        9                Not Applicable

Part B
Item No.                 Statement of Additional Information

      10                 Cover Page
      11                 Table of Contents
      12                 General Information and History
      13                 Investment Objectives and Policies; Portfolio Turnover
      14                 Investment Adviser; Officers and Trustees
      15                 Not Applicable
      16                 Investment Adviser
      17                 Portfolio Transactions
      18                 Shares of Beneficial Interest
      19                 How to Purchase Shares; How to Redeem Shares;
                              How We Compute Our Yields

      20                 Tax Information
      21                 Not Applicable
      22                 How We Compute Our Yields
      23                 Financial Statements

Prospectus
November 1, 1997

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, Kentucky 40589-1149
(606) 254-7741
(800) 866-0614

MUNICIPAL BOND FUNDS
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

GOVERNMENT BOND FUNDS
Intermediate Government Bond Series

This Prospectus is a concise statement of information about Dupree Mutual Funds (the "Trust") that you should know before investing. This Prospectus should be kept for future reference.


A statement containing additional information about the Trust, Dated November 1, 1997 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

 2       Dupree Mutual Funds Summary

 3       Trust Expenses

 5       Financial Highlights

12       Organization of the Trust

12       Investment Objectives

14       Investment Policies and Restrictions

16       Management of the Trust

18       Determining Net Asset Value

18       Buying Shares

20       Selling Shares

21       Dividends

22       Taxes

22       Performance Calculations

23       How to Reach Us

SINGLE STATE MUNICIPAL BOND SERIES

Investors in our municipal bond series are investors seeking tax-free income derived from municipal securities. The Kentucky, North Carolina and Tennessee Tax-Free Income Series seek a steady flow of income but with greater share price fluctuation. The Kentucky, North Carolina and Tennessee Tax-Free Short-to-Medium Series offer less principal fluctuation, but with less yield. See "Investment Objectives".

INTERMEDIATE GOVERNMENT BOND SERIES

Investors in our Intermediate Government Bond Series are seeking income derived from securities of the U.S. Government and its agencies. The Intermediate Government Bond Series should provide moderate principal fluctuation. See "Investment Objectives."

MANAGER AND DISTRIBUTOR

Dupree & Company, Inc. serves as Investment Adviser to each series of Dupree Mutual Funds, a Kentucky Business Trust, offering one class of shares of beneficial interest in seven distinct series. See "Manager and Distributor" for more information.


PURCHASES AND REDEMPTIONS

The Trust has no sales load, no redemption fees and no exchange fees. The minimum initial and subsequent investment amount is $100.00. See "Buying Shares" for more information on how easy it is to invest. Shares are redeemable by mail and wire in all series and by check in each of the Short-to-Medium Series (Kentucky, North Carolina and Tennessee) and the Intermediate Government Bond Series. If a shareholder elects to redeem shares by wire transfer, the shareholder's own bank may impose a wire charge. If the Custodian imposes a wire charge upon the Transfer Agent, this may be passed on to the shareholder. See "Selling Shares."

FACTORS TO CONSIDER

An investment in our Trust, as with any mutual fund, includes risks that vary depending upon the series' investment policies. Investment in any of the Single State Municipal Bond series may involve greater risk than investment in a Fund with a portfolio of municipal securities from throughout the country. This additional risk is due to the possibility of an economic or political development unique to a single state. There is no assurance that the investment objective of any series will be achieved. A series' return and net asset value will fluctuate.


                                                  Kentucky  Kentucky     North      North    Tennessee   Tennessee  Intermediate
                                                 Tax-Free   Tax-Free   Carolina   Carolina   Tax-Free    Tax-Free    Government
                                                  Income    Short-to   Tax-Free   Tax-Free    Income     Short-to       Bond
                                                  Series     Medium     Income    Short-to    Series      Medium       Series
                                                            Series      Series     Medium                 Series
SHAREHOLDER TRANSACTION EXPENSES:                                                  Series

Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)             NONE       NONE        NONE       NONE       NONE        NONE         NONE
Maximum Deferred Sales Load
  (as a percentage of offering price)             NONE       NONE        NONE       NONE       NONE        NONE         NONE
Maximum Sales Load Imposed on Reinvested
Dividends
  (as a percentage of offering price)             NONE       NONE        NONE       NONE       NONE        NONE         NONE
Redemption Fees (as a percentage of
  amount redeemed, if applicable)                 NONE       NONE        NONE       NONE       NONE        NONE         NONE
Exchange Fee                                      NONE       NONE        NONE       NONE       NONE        NONE         NONE

ANNUAL TRUST OPERATING EXPENSES: (as a percentage of average net assets)

Management Fee
  (after fee reimbursements)                      0.439%      0.499%      0.00%*    0.00%*     0.273%*     0.123%*       0.134%*
12b-1 Fees                                          NONE        NONE        NONE      NONE        NONE        NONE          NONE
Other expenses
  (after fee reimbursements)
  Transfer Agent                                   0.122       0.130       0.082     0.060       0.150       0.150         0.150
  All other expenses                               0.072       0.088       0.163     0.169       0.123       0.196         0.212
                                                  ------       -----       -----     -----       -----       -----         -----

  Total other expenses                             0.194       0.218       0.245     0.229       0.273       0.346         0.362
                                                  ------       -----       -----     -----       -----       -----         -----

Total fund operating expenses                     0.633%      0.717%      0.245%    0.229%      0.546%      0.469%        0.496%
                                                  ======      ======      ======    ======      ======      ======        ======



EXAMPLE:

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                           1 year        $7          $8          $3        $2          $6          $5           $5
                                          3 years       $21         $24          $8        $8         $18         $15          $16
                                          5 years       $36         $41         $14       $13         $32         $27          $29
                                         10 years       $81         $92         $33       $30         $71         $61          $64

You would pay the same expenses on the same investment, assuming no redemption.

The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly. The table should not be considered a representation of past or future expenses. Actual expenses and returns on investment may be greater or lesser than those shown. For further information concerning advisory fees, see the section entitled Investment Adviser and Advisory Agreements. In addition, more complete information on costs and expenses is found in the Statement of Additional Information.

Annual fund operating expenses (as a percentage of average net assets) are based on actual amounts incurred for the fiscal year ended June 30, 1997.

*The Investment Adviser for each of the series may waive management fees and assume and pay other operating expenses to reduce expenses which could be passed on to the shareholders. For the year ended June 30, 1997 if the Investment Adviser had not waived management fees and assumed or paid other operating expenses, the following expenses would have been incurred by the two North Carolina Series, the two Tennessee Series and the Intermediate Government Bond
Series:

                                        North          North         Tennessee        Tennessee       Intermediate
                                      Carolina       Carolina         Tax-Free        Tax-Free         Government
                                      Tax-Free       Tax-Free          Income         Short-to            Bond
                                       Income        Short-to          Series          Medium            Series
                                       Series         Medium                           Series
                                                      Series

Management Fee                        0.500%          0.500%           0.500%          0.500%             0.200%

Other Expenses
  Transfer Agent                       0.150           0.150            0.150           0.150              0.150
  All Other Expenses                   0.163           0.169            0.123           0.196              0.212
                                       -----           -----            -----           -----              -----

Total Other Expenses                   0.313           0.319            0.273           0.346              0.362
                                       -----           -----            -----           -----              -----

Total Fund Operating Expenses         0.813%          0.819%           0.773%          .0846%             0.562%
                                      ======          ======           ======          ======             ======

FINANCIAL HIGHLIGHTS


Kentucky Tax-Free Income Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1997 and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                                      For the years ended June 30,
                                        -----------------------------------------------------------------------------------
                                           1997      1996      1995    1994    1993    1992    1991    1990   1989   1988
                                        -----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $7.35      7.29     7.21    7.60    7.16    6.87    6.77   6.76   6.52   6.59
                                        -----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                      0.40      0.40     0.40    0.41    0.43    0.44    0.45   0.46   0.47   0.48
   Net gains or losses on securities
      (both realized and unrealized)          0.12      0.06     0.13  (0.34)    0.44    0.29    0.10   0.01   0.24 (0.07)
                                        -----------------------------------------------------------------------------------
Total from investment operations              0.52      0.46     0.53    0.07    0.87    0.73    0.55   0.47   0.71   0.41
LESS DISTRIBUTIONS:
   Distributions (from capital gains)         --        --     (0.05)  (0.05)     --      --      --      --     --     --
   Dividends (from net investment           (0.40)    (0.40)   (0.40)  (0.41)  (0.43)  (0.44)  (0.45) (0.46) (0.47) (0.48)
      income)
   Returns of capital total                   --        --        --      --      --      --      --      --     --     --
      distributions

                                        -----------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                 $7.47      7.35     7.29    7.21    7.60    7.16    6.87   6.77   6.76   6.52
                                        ===================================================================================
Total return                                 7.14%      6.38     6.90    0.75   12.45   10.95    8.43   7.19  11.32   6.54
Net assets, end of year (in thousands):   $327,304   295,029  269,355 257,132 237,781 169,269 113,659 87,594 73,062 60,447
Ratio of expenses to average net assets      0.63%      0.62     0.63    0.69    0.67    0.71    0.75   0.76   0.78   0.81
Ratio of net investment income to
   average net assets                        5.32%      5.39     5.60    5.82    5.79    6.28    6.63   6.82   7.44   7.40
Portfolio turnover                           6.64%      4.29    18.05   30.53   31.79   11.93   18.08  35.82  43.70  87.37
rate


FINANCIAL HIGHLIGHTS


Kentucky Tax-Free Short-to-Medium Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1997, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                                  For the years ended June 30,
                                        ------------------------------------------------------------------------------------
                                          1997     1996    1995    1994    1993    1992    1991    1990    1989    1988(a)
                                        ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $5.20     5.18    5.17    5.29    5.17    5.05    4.99    4.97    5.00      5.00
                                        ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                    0.22     0.21    0.21    0.21    0.23    0.26    0.28    0.29    0.29      0.20
   Net gains or losses on securities
   (both realized and unrealized)           0.02     0.02    0.02  (0.12)    0.12    0.12    0.06    0.02  (0.03)    --
                                        ------------------------------------------------------------------------------------
Total from investment operations            0.24     0.23    0.23    0.09    0.35    0.38    0.34    0.31    0.26      0.20
LESS DISTRIBUTIONS:
   Distributions (from capital gains)        --       --   (0.01)     --      --      --      --      --      --       --
   Dividends (from net investment         (0.22)   (0.21)  (0.21)  (0.21)  (0.23)  (0.26)  (0.28)  (0.29)  (0.29)    (0.20)
     income)
   Returns of capital total                  --       --      --      --      --      --      --      --      --       --
     distributions

                                        ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $5.22     5.20    5.18    5.17    5.29    5.17    5.05    4.99    4.97      5.00
                                        ====================================================================================
 Total return (b)                          4.59%     4.51    4.27    1.71    6.91    7.67    7.03    6.36    5.42      5.53
Net assets, end of period (in            $53,829   66,574  57,064  69,550  55,525  34,178  13,972   6,678   7,309     3,125
thousands)
Ratio of expenses to average net           0.72%     0.75    0.72    0.72    0.76    0.76    0.76    0.76    0.75      0.75
assets (b)
   Before expense reimbursement (b)        0.72%     0.75    0.72    0.72    0.77    0.83    0.85    0.89    0.92      0.75
Ratio of net investment income to
   average net assets (b)                  4.11%     4.04    4.00    3.92    4.37    4.96    5.58    5.79    5.88      5.48
   After expense reimbursement (b)         4.11%     4.04    4.00    3.92    4.36    4.89    5.49    5.63    5.71      5.48
Portfolio turnover rate                   20.03%    57.80    4.07   17.62   22.89   29.35   26.41   57.61   41.31    103.35

(a) Commenced operations September 15, 1987.
(b) Annualized for periods less than a full year.

FINANCIAL HIGHLIGHTS


North Carolina Tax-Free Income Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1997, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

                                                             For the years ended
                                                                   June 30,
                                                             ---------------------
                                                                1997     1996(a)

                                                             ---------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $9.88     10.00
                                                             ---------------------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                                           0.54      0.32
   Net gains or losses on securities
      (both realized and unrealized)                               0.45    (0.12)
                                                             ---------------------
Total from investment operations                                   0.99      0.20
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                              --        --
   Dividends (from net investment                                (0.54)    (0.32)
     income)

   Returns of capital total distributions                          --        --
                                                             ---------------------
NET ASSET VALUE, END OF YEAR                                     $10.33      9.88
                                                             =====================
Total return:                                                    10.18%      3.23
Net assets, end of period (in thousands)                         $3,586     1,063
Ratio of expenses to average net assets (b)                       0.25%      0.18
   Before expense reimbursement (b)                               0.81%      2.47
Ratio of net investment income to average net assets (b)          4.72%      3.27
   After expense reimbursement (b)                                5.29%      0.98
Portfolio turnover rate                                          24.13%     22.83
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.

FINANCIAL HIGHLIGHTS


North Carolina Tax-Free Short-to-Medium Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1997, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

                                                             For the years ended June 30,
                                                             ----------------------------
                                                                  1997     1996(a)
                                                               ----------------------
NET ASSET VALUE, BEGINNING OF YEAR                                  $9.99     $10.00
                                                               ----------------------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                                             0.41       0.24
   Net gains or losses on securities
      (both realized and unrealized)                                 0.13     (0.01)
                                                               ----------------------
Total from investment operations                                     0.54       0.23
LESS DISTRIBUTIONS:
  Distributions (from capital gains)                                 --         --
  Dividends (from net investment income)                           (0.41)     (0.24)
   Returns of capital total distributions                            --         --
                                                               ----------------------
NET ASSET VALUE, END OF YEAR                                       $10.12      $9.99
                                                               ======================
Total return                                                        5.49%       3.79
Net assets, end of period (in thousands)                           $1,458      1,159
Ratio of expenses to average net assets (b)                         0.23%       0.16
   Before expense reimbursement (b)                                 0.82%       1.78
Ratio of net investment income to average net assets (b)            3.46%       2.47
   After expense reimbursement (b)                                  4.06%       0.85
Portfolio turnover rate                                            17.20%      17.18
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.

FINANCIAL HIGHLIGHTS


Tennessee Tax-Free Income Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1997, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

                                                                      For the year ended June 30,
                                                              ------------------------------------------
                                                                  1997       1996          1995   1994(a)
                                                              ------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                               $10.17      10.05          9.51  10.00
                                                              ------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                                           0.54       0.54          0.54   0.28
   Net gains or losses on securities
      (both realized and unrealized)                               0.36       0.12          0.54 (0.49)
                                                              ------------------------------------------
Total from investment operations                                   0.90       0.66          1.08 (0.21)
LESS DISTRIBUTIONS:

   Distributions (from capital gains)                              --         --          --         --
   Dividends (from net investment income)                        (0.54)     (0.54)        (0.54) (0.28)
   Returns of capital total distributions                          --         --          --         --
                                                              ------------------------------------------
NET ASSET VALUE, END OF YEAR                                     $10.53      10.17         10.05   9.51
                                                              ==========================================
Total return (b)                                                   8.96%       6.65         11.65 (4.17)
Net assets, end of year (in thousands)                          $13,678      8,056         5,010    794
Ratio of expenses to average net assets (b)                       0.55%       0.54          0.34   0.12
   Before expense reimbursement (b)                               0.77%       0.90          1.16   4.01
Ratio of net investment income to average net assets (b)          4.92%       5.27          5.59   2.83
   after expense reimbursement (b)                                5.15%       4.91          4.77 (1.06)
Portfolio turnover rate                                           5.14%       9.13          6.84  15.88
(a)  Commencement of operations December 20, 1993.
(b)  Annualized for periods less than a year.


FINANCIAL HIGHLIGHTS


Tennessee Tax-Free Short-to-Medium Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1997, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

                                                                   For the years ended June 30,
                                                                      1997    1996   1995(a)
                                                                    --------------------------
Net Asset Value, beginning of year                                    $10.25   10.20    10.00
                                                                    --------------------------
Income From Investment Operations:

   Net investment income                                                0.42    0.42     0.28
   Net gains or losses on securities
      (both realized and unrealized)                                    0.07    0.05     0.20
                                                                    --------------------------
Total from investment operations                                        0.49    0.47     0.48
Less Distributions:
   Distributions (from capital gains)                                    --      --       --
   Dividends (from net investment  income)                            (0.42)  (0.42)   (0.28)
   Returns of capital total distributions                                --      --       --
                                                                    --------------------------
Net Asset Value, end of year                                          $10.32   10.25    10.20
                                                                    ==========================
Total return (b)                                                       4.83%    4.62     7.41
Net assets, end of period (in thousands)                              $2,993   2,455    1,535
Ratio of expenses to average net assets (b)                            0.47%    0.50     0.28
   Before expense reimbursement (b)                                    0.85%    1.19     2.05
Ratio of net investment income to average net assets (b)               3.67%    4.05     2.80
   After expense reimbursement (b)                                     4.04%    3.36     1.03
Portfolio turnover rate                                               24.49%   23.17     0.71
(a) Commencement of operations November 1, 1994.
(b) Annualized for periods less than a year.

FINANCIAL HIGHLIGHTS


Intermediate Government Bond Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1997, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

                                                                    For the years ended June 30,
                                                       ----------------------------------------------------
                                                          1997       1996      1995      1994     1993(a)
                                                       ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                          $9.85      10.15      9.65     10.60     10.00
                                                       ----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                                     0.72       0.72      0.69      0.63      0.59
   Net gains or losses on securities
      (both realized and unrealized)                         0.04     (0.30)      0.50    (0.95)      0.60
                                                       ----------------------------------------------------
Total from investment operations                             0.76       0.42      1.19    (0.32)      1.19
LESS DISTRIBUTIONS:

Distributions (from capital gains)                           --         --        --        --        --
Dividends (from net investment income)                     (0.72)     (0.72)    (0.69)    (0.63)    (0.59)
Returns of capital total distributions                       --         --        --        --        --
                                                       ----------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $9.89       9.85     10.15      9.65     10.60
                                                       ====================================================
Total return (b)                                            7.95%       4.15     12.78    (3.32)     12.64
Net assets, end of period (in thousands)                   $8,288      7,765     7,713     8,372     5,897
Ratio of expenses to average net assets (b)                 0.50%       0.40      0.40      0.40      0.40
   Before expense reimbursement (b)                         0.56%       0.62      0.61      0.65      1.34
Ratio of net investment income to average net assets (b)    7.26%       7.11      7.06      6.00      6.23
   After expense reimbursement (b)                          7.20%       6.89      6.85      5.75      5.29
Portfolio turnover rate                                    40.86%      33.89     74.98     23.08      0.00
(a) Commencement of operations July 12, 1992.
(b) Annualized for periods less than a full year.

ORGANIZATION OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate series without par value.

Shares of seven series are being offered for sale:

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Each share has one vote. Fractional shares have proportionate voting rights and participate pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual series, a separate vote of the series is required. Shareholders of a series are not entitled to vote on any matter not affecting that series but requiring a separate vote of the other series.

We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each series of the Trust may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933. The Kentucky, Tennessee, North Carolina Series and the Intermediate Government Bond Series are qualified for sale in Kentucky, Florida, Indiana, and North Carolina under the securities law of those states. The two Kentucky Series and the Intermediate Government Bond Series are qualified for sale in Texas. The two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Tennessee. We offer and redeem our shares at current net asset value.

Investment Objectives

Our investment objective is to seek the highest level of income without undue risk to principal. Of course, no mutual fund offered by us or anyone else can guarantee that the investment objective will be met.

Single State Municipal Bond Series

All of our single state series, whatever their maturity range, have an investment objective of realizing the highest level of tax-exempt income available without undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with Guidelines of the Securities and Exchange Commission, each single state series has a fundamental policy that during periods of normal market conditions either (1) the series' assets will be invested so that at least 80% of the income will be tax-exempt or (2) the series will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each series assets will be invested in municipal securities of the state identified in the series name as described herein.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset values of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the "Statement of Additional Information".


The inherent risk associated with investment in municipal securities is that the issuer might default. Payment on nearly all Kentucky municipal securities depends upon revenue generated by the property financed by the securities; the securities are not general obligations of the issuer. Payment on nearly all North Carolina and Tennessee municipal securities are general obligations of the issuer. In addition, the net asset value of our shares may be impacted by the general economic situation in the country and/or within the states of Kentucky, North Carolina and Tennessee. The limitation of our investments of each series to a single state may involve greater risk than if we invested in municipal securities throughout the country, due to the possibility of an economic or political development which could uniquely affect the ability of issuers to meet the debt obligations of the securities. The economies of Kentucky, North Carolina and Tennessee are supported by agricultural products, coal, manufacturing and service professions. A decline in the tobacco, equine or coal market could affect these states in a manner different from the effect on most other states. Potential federal regulation of the tobacco industry including action by Congress on a settlement agreement with the tobacco industry to resolve multiple pending lawsuits may impact the tobacco industry in each of these states, though the degree of the impact cannot be predicted with any certainty.


The Kentucky non-agricultural economy is diversified as follows: 24% services, 24% wholesale and retail trade, 19% manufacturing, 18% government and 15% other. Agriculture in Kentucky is well diversified among tobacco, corn, hogs, cattle, other grains, equine, and truck crops. No single segment of the economy consists of as much as one fourth of the overall State Domestic Product.


The North Carolina economy derives most of its income from three main sectors: industry, agriculture and tourism, in that order. Each of these sectors are well diversified. Industry has a good balance between production of goods versus services, with a slight edge to the services side. Agriculture is diversified among tobacco, poultry, fruits, vegetables and various kinds of livestock. Tourism is concentrated in the far west and the coastal region. The U.S. military bases in North Carolina constitute a significant part of the economy as well.


The Tennessee non-agricultural economy is diversified among the following sectors: 23% manufacturing; 23% wholesale and retail trade; 22% services; 16% government and 14% other. Agriculture in Tennessee is widely diversified among livestock, poultry, fruit and vegetables production, as well as nursery operations. Agriculture constitutes about one third of the overall economy.

The economies of Kentucky, North Carolina and Tennessee are of such diversification that an economic decline in a single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds. A national economic decline could impact the ability of municipalities to pay debt service, if the decline impacted various industries within each state.


Kentucky Tax-Free Income Series

This is a diversified fund of long-term maturity bonds, usually averaging 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted average effective maturity of 6.83 years as of June 30, 1997.

Kentucky Tax-Free Short-to-Medium Series

This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 3.68 years as of June 30, 1997. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

North Carolina Tax-Free Income Series

This is a non-diversified fund with a dollar weighted average maturity usually averaging 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted average effective maturity of 8.87 years as of June 30, 1997. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

North Carolina Tax-Free Short-to-Medium Series

This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 2.91 years as of June 30, 1997. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Tennessee Tax-Free Income Series

This is a diversified fund of long-term maturity bonds, usually averaging 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted average effective maturity of 8.46 years as of June 30, 1997.

Tennessee Tax-Free Short-to-Medium Series

This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. This portfolio had a weighted average effective maturity of 2.98 years as of June 30, 1997. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Intermediate Government Bond Series

Seeks the highest level of current income without undue risk to principal by investing in the following securities: issues of the U.S. Government or its agencies or instrumentalities, repurchase agreements fully collateralized by issues of the U.S. Government or its agencies or instrumentalities and bank accounts fully insured by the FDIC or collateralized. The types of securities are described in the "Statement of Additional Information". The dollar weighted maturity of the portfolio will usually be 3 to 10 years to produce minimal fluctuation in principal. The portfolio had a weighted average effective maturity of 4.13 years as of June 30, 1997.


INVESTMENT POLICIES AND RESTRICTIONS

Single State Municipal Bond Series

Our six single state municipal bond series have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:


A) Bonds rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, Baa) or Standard & Poor's Corporation ("S&P") (AAA, AA, A, BBB). According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates a satisfactory degree of safety and capacity for repayment, but more vulnerability to adverse economic conditions or changing circumstances. These bonds have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

B) Notes rated at the time of purchase within the three highest grades assigned by Moody's (MIG 1, MIG 2, MIG 3); and bonds and notes not rated by Moody's or S&P within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds secured by United States Treasury Bills or Notes).

C) No more than 20% of the value of our total assets in any of the municipal bond series will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.


As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the municipal bond series are those producing income exempt from both Federal and State income taxes in the states where shares of the series are offered, though ad valorem taxes may be due in some states.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each series. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our Investment Adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the Investment Adviser deems necessary for temporary defensive purposes.

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit, banker's acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's; and repurchase agreements relating to an underlying security in which we are authorized to invest.

Intermediate Government Bond Series


The Intermediate Government Bond Series has an investment objective of realizing the highest rate of current income without undue risk to principal by investing at least 65% of the value of our total assets in a professionally managed non-diversified portfolio of bonds: 1) issued by the U.S. Government, such as U.S. Treasury Bonds; or 2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank. The remaining assets are invested in bank accounts fully insured by the FDIC or collateralized by bonds described above in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and 2); or U.S. Treasury or Agency Notes and Bills. The foregoing types of securities are described in the "Statement of Additional Information." The dollar weighted average maturity of the portfolio will be 3-10 years to produce minimal fluctuation in principal. There can be no assurance that the objectives of the series will be realized.


Investors should recognize that, in periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, thereby reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Borrowing of Money

Each series permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders or to satisfy purchase commitments, but such borrowings may not be in excess of 5% of the value of the assets of the affected series.

Asset Composition


The weighted average ratings of the securities held by the Trust on June 30, 1997, the ending date of the fiscal year, were:

                                         Aaa/AAA          Aa/AA             A/A            Baa/BBB        NR(total)
Municipal Bonds
Kentucky Tax-Free
  Income Series                           37.72%           14.06%           39.73%           3.99%           4.50%
Kentucky Tax-Free
  Short-to-Medium Series                  46.73            25.38            19.51            6.55            1.83
North Carolina Tax-Free
  Income Series                           39.58            40.75            16.70            2.97             .0
North Carolina Tax-Free
  Short-to-Medium Series                  59.53            27.78            11.31            1.38             .0
Tennessee Tax-Free
  Income Series                           43.90            27.57            25.86            2.30             .37
Tennessee Tax-Free
  Short-to-Medium Series                  54.93            33.90            11.17             .0              .0
Government Bonds
Intermediate Government
  Bond Series                            100.00

The Board of Trustees of the Trust, acting upon information furnished by the Investment Adviser, has determined that the unrated bonds held by each series were comparable to rated bonds in the following categories:

Comparable To:                           Aaa/AAA          Aa/AA             A/A            Baa/BBB
Kentucky Tax-Free
  Income Series                                                                              4.50%
Kentucky Tax-Free
  Short-to-Medium Series                                                                     1.83
Tennessee Tax-Free
  Income Series                                                                                .37


MANAGEMENT OF THE TRUST

Trustees

The Trustees of the Trust consist of six individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940. The Trustees of the Trust are:


Thomas P. Dupree, Sr., Chairman of the Board of Dupree & Company, Inc. *

Fred L. Dupree, Jr., Vice President, Secretary, Treasurer and Director of Dupree & Company, Inc.


Lucy A. Breathitt, Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission.


William A. Combs, Jr., Secretary, Treasurer, Director, Freedom Dodge, Lexington, KY and Dana Motor Company, Cincinnati, Ohio, auto dealerships; Partner, Ellerslie Realty, Inc., Forkland Development Co., and Lexland, Lexington, KY; Director, First Security Bank (in organization as of 11-1-97).

Robert L. Maddox, Member, Wyatt, Tarrant & Combs, Attorneys, Louisville, KY.

William S. Patterson, President, CEO, Cumberland Surety Insurance Co., Lexington, KY.


*Thomas P. Dupree, Sr. and Fred L. Dupree, Jr. are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc. Dupree & Company, Inc. also serves as the Trust's Transfer Agent. The other Trustees are the non-interested Trustees of the Trust.


Except as otherwise noted, each individual has held the office indicated, or other offices in the same company, for the last five years.

                                                             Pension or                                     Total
                                                             Retirement              Estimated           Compensation
                                     Aggregate            Benefits Accrued             Annual           From Trust and
       Name of Person,             Compensation              As Part of            Benefits Upon        Trust Complex
           Position                 From Trust             Trust Expenses            Retirement        Paid to Trustees
---------------------------------------------------------------------------------------------------------------------------

Thomas P. Dupree, Sr.                   -0-               None - No Pension             None                 -0-
President, Chairman,                                     or Retirement Plan
Trustee

Fred L. Dupree, Jr.                     -0-               None - No Pension             None                 -0-
Vice President, Secretary,                               or Retirement Plan
Treasurer, Trustee

Lucy A. Breathitt                     $12,000              None-No Pension              None               $12,000
Trustee                                                  or Retirement Plan

William A. Combs, Jr.                 $12,000             None - No Pension             None               $12,000
Trustee                                                  or Retirement Plan

Robert L. Maddox                      $12,000             None - No Pension             None               $12,000
Trustee                                                  or Retirement Plan

William S. Patterson                  $12,000             None - No Pension             None               $12,000
Trustee                                                  or Retirement Plan



Investment Adviser and Advisory Agreements


Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149 Lexington, Kentucky 40589-1149. Dupree & Company was formed in 1962 to continue a business founded in 1941. Dupree & Company, Inc. also serves as Transfer Agent.

Dupree & Company, Inc., may at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders.

Dupree & Company, Inc. serves as the Investment Adviser for each of our seven series pursuant to separate Investment Advisory Agreements with each series, each dated as of November 1, 1997. Each agreement will continue in effect until October 31, 1999 and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust's portfolios. The compensation paid to the Investment Adviser as presented on page 3 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the Investment Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series as follows:



Range of Total Assets                                                                100,000,001-
(in dollars)                                         $0-100,000,000    $150,000,000              $150,000,001+

Kentucky Tax-Free Income Series                      .50 of 1%         .45 of 1%                 .40 of 1%
Kentucky Tax-Free Short-to-Medium Series             .50 of 1%         .45 of 1%                 .40 of 1%
North Carolina Tax-Free Income Series                .50 of 1%         .45 of 1%                 .40 of 1%
North Carolina Tax-Free Short-to-Medium Series       .50 of 1%         .45 of 1%                 .40 of 1%
Tennessee Tax-Free Income Series                     .50 of 1%         .45 of 1%                 .40 of 1%
Tennessee Tax-Free Short-to-Medium Series            .50 of 1%         .45 of 1%                 .40 of 1%
Intermediate Government Bond Series                  .20 of 1%         .20 of 1%                 .20 of 1%


Dupree & Company, Inc. has reserved the right to voluntarily subsidize any series of the Trust at its sole option.

Prior to November 1, 1997 Dupree Investment Advisers, Inc., a wholly owned subsidiary of Dupree & Company, Inc., had served as the Investment Adviser to each of the seven series pursuant to separate Investment Advisory Agreements. Due to corporate and tax considerations the Dupree firms restructured their business without any change in personnel or services. The Investment Advisory Agreements approved by the shareholders of each series at their 1997 Annual meeting are identical to the prior agreements except that the parent firm, Dupree & Company, Inc. is now the Investment Adviser.


Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.

Fund Portfolio Manager

The person primarily responsible for the day-to-day management of all series of the Trust is William T. Griggs II, President of the Investment Adviser. Mr. Griggs has been Portfolio Manager since 1989.

Determining Net Asset Value

The price used when you buy or sell shares in a series is the next net asset value computed after we receive your order in proper form. The net asset value per share of each series is determined separately at the close of trading on the New York Stock Exchange each day the Exchange is open for trading by dividing the total value of the assets of a series, minus liabilities, by the total number of shares outstanding. The value of your investment in any of our series is not reduced by a sales charge or commission.

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect the fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There is no sales charge or load.

Terms of Offering

If you send us a check which does not clear, we may cancel your order and hold you responsible for any loss which we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.

Initial Investment

Your initial and subsequent investments need only be $100.00 for any of our series.

By Wire

If this is an initial investment you must first call us to tell us the following:
        (-) How the account is to be registered
        (-) Name of series in which you wish to invest
        (-) Your address
        (-) Your tax identification number
        (-) Amount being wired
        (-) Name of wiring bank

Our wire instructions are directed to Star Bank, Cincinnati, Ohio as follows:
         Star Bank ABA # 0420-0001-3

         Kentucky Tax-Free Income Series                      #483-622-098
         Kentucky Tax-Free Short-to-Medium Series             #483-622-106
         North Carolina Tax-Free Income Series                #483-622-338
         North Carolina Tax-Free Short-to-Medium Series       #483-622-346
         Tennessee Tax-Free Income Series                     #483-622-122
         Tennessee Tax-Free Short-to-Medium Series            #483-622-130
         Intermediate Government Bond Series                  #483-622-148

If you are adding to an existing account please call us with your name and account number.

By Mail

Make your check payable to the series you want to invest in and send your check to:

         Dupree Mutual Funds
         P.O. Box 1149
         Lexington, KY  40589-1149

Along with one of the following:

         *A completed new account form (if new account)
         *The detachable stub which you will find at the bottom of your most recent account statement
         *A letter specifying the account number and series

Automatic Withdrawal from Your Checking Account

Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.

Individual Retirement Accounts

Shareholders of the Intermediate Government Bond Series may establish Individual Retirement Accounts. Please contact us at the number on the back cover for more information.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. To do so, simply use one of the methods described below. We will not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording a telephone redemption request or making inquiries of information which should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions. The Securities and Exchange Commission is currently considering the propriety of the requirement of indemnification and hold harmless provisions.

By Telephone

In Lexington (606) 254-7741
Toll Free National Number (800) 866-0614
In North Carolina (800) 284-2562

All accounts will automatically receive telephone redemption privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or which were purchased by mail within the past 30 days.

By Mail

You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):

    * Any certificates of beneficial interest
    * Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

By Check

Shareholders of each of the Short-to-Medium Series, and the Intermediate Government Bond Series may redeem shares by check. In order to arrange for redemption by check, a check writing privilege form must be completed or call us at the phone number on the back cover. Checks may not be used to close an account. Checks may not be presented for payment over-the-counter at the clearing bank.

                                          Daily
Check limits                   Minimum    Maximum  CHECKING WRITING CHARGES

KY Short-to-Medium Series      $500.00    $25,000  Share Redemption: NONE
NC Short-to-Medium Series      $500.00    $25,000  Checks: NONE
TN Short-to-Medium Series      $500.00    $25,000  Insufficient Funds: $17.00
Government Bond Series         $500.00    none     Stop Payment: $9.00

Payment of Redemption Proceeds

The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. If the Custodian imposes a wire charge upon the Transfer Agent, the Transfer Agent may deduct the wire charge from the proceeds. If charged, the current amount of the charge would be $10.00. Your own bank may impose a wire charge on your account to which the funds are wired.

We reserve the right on all redemptions, including redemptions by writing a check in any of the Short-to-Medium Series or Intermediate Government Bond Series, to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.

Redemption Price

The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in the form it requires.

Suspension of Redemption

We may suspend the right of redemption or postpone payment for more than seven days for any period during which the New York Stock Exchange is closed, or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Commission as a result of which it is not reasonably practicable for us to dispose of our securities, or for such other period as the Commission may by order permit for the protection of our shareholders.

Redemption by Trust

If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will give you notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days from the date of the notice to bring the account up to $100 before we take any action.

Transfer and Exchange of Shares

You may transfer your shares to another owner. You may exchange shares between series offered in your state of residence without sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan

You may withdraw fixed or variable amounts from your account at regular intervals. Once begun, a withdrawal plan may be discontinued at any time without penalty.


Inactive Accounts

If your Account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your Account for the period provided by law, we will be required to transfer the balance of your Account as "abandoned property" to the appropriate state authority.


DIVIDENDS

Generally, we declare dividends separately for each series each business day. The Kentucky, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Kentucky, North Carolina and Tennessee Short-to-Medium Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the New York Stock Exchange is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series and Intermediate Government Bond Series).

The Trustees have the authority to change dividend payment dates. Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations. See Statement of Additional Information. Income dividends and capital gains distributions will be paid in additional shares by credit to the shareholder's account or in cash at the shareholder's election. Any such election remains in effect until the Transfer Agent receives written notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.

TAXES

Each series of the Trust has qualified as a "regulated investment company" (RIC) under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the Municipal Bond series will be exempt interest dividends which will be excludable from gross income for federal and state income tax purposes. Dividends and distributions paid on the Government Bond Series generally will be subject to federal and state income tax. Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the "Statement of Additional Information." Ad valorem tax may be imposed in some states.

You should consult your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.

Average annual total returns are calculated for specified periods by finding average annual compounded rates of return that will equate the initial investment to the redeemable amount of the investment at the end of each period, assuming the reinvestment of all dividends and other distributions and taking into account all recurring and nonrecurring expenses. Total return may be expressed either as a percentage or as a dollar amount.

Yield quotations are based on a 30 day period in accordance with S.E.C. computation formulas as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.

Fund Performance

The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its series during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also by judged by comparing the series' performance to other mutual funds with comparable investment objectives through various mutual fund or market indices or rankings such as those provided by Barrons, Forbes, Fortune, Money Magazine and Morningstar. Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders.

HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY  40589-1149

PHONE
(606) 254-7741
(800) 866-0614

INVESTMENT ADVISER
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40589-1149

CUSTODIAN
Star Bank
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio  45201-118


INDEPENDENT AUDITORS
Ernst & Young, LLP
1300 Chiquita Center
Cincinnati, OH  45202


LEGAL COUNSEL
Darsie &  Elste
P.O. Box 22219
Lexington, KY  40522

This prospectus omits certain information contained in the registration statement filed with the Securities and Exchange Commission. Items of information which are thus omitted may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the Rules and Regulations of the Commission.

DUPREE MUTUAL FUNDS
A No-Load Fund
Prospectus, November 1, 1997

                               DUPREE MUTUAL FUNDS
                  P.O. Box 1149, Lexington, Kentucky 40589-1149
                           In Lexington Call: 254-7741
                         Call Toll-Free: 1-800-866-0614

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 1997. A Prospectus may be obtained, without charge, by calling or writing the Trust at the above telephone number or address.

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 1997

                               DUPREE MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 1997

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................   1

INVESTMENT OBJECTIVES AND POLICIES.........................................   1
    Portfolio Turnover.....................................................   6
    Investment Restrictions................................................   8

NON-FUNDAMENTAL RESTRICTIONS............................................... 11

INVESTMENT ADVISER AND OTHER SERVICES...................................... 12
    (See "Management of the Trust" in Prospectus)

OFFICERS AND TRUSTEES...................................................... 14
    (See "Management of the Trust" in Prospectus)

PORTFOLIO TRANSACTIONS..................................................... 16

SHARES OF BENEFICIAL INTEREST.............................................. 17
    (See "Organization of the Trust" in Prospectus)

HOW TO PURCHASE SHARES..................................................... 17
    (See "Buying Shares" in Prospectus)

HOW TO REDEEM SHARES....................................................... 18
    (See "Selling Shares" in Prospectus)

HOW WE COMPUTE OUR YIELDS.................................................. 18

TAX INFORMATION............................................................ 21
    (See "Dividends" and "Taxes" in Prospectus)

FINANCIAL STATEMENTS....................................................... 26

NOTES TO FINANCIAL STATEMENTS.............................................. 63

REPORT OF INDEPENDENT AUDITORS............................................. 71

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 1997. A Prospectus may be obtained, without charge, by calling or writing the Trust listed on the back cover.

                         GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund that offers shares in separate investment series to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987 as the successor to the fund organized in 1979. We currently offer no-load mutual fund shares in seven series that invest in professionally-managed bond portfolios. Our Investment Adviser for each series of shares is Dupree & Company, Inc. Dupree & Company is a Lexington, Kentucky firm with more than 50 years experience in managing, underwriting and trading Kentucky municipal securities.

                       INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, our investment objective for each of our seven series is to realize the highest level of income available, as determined by a shareholder's state of residence, without undue risk to principal. Six of the seven series we offer invest in professionally-managed bond portfolios consisting of municipal securities issued in a single state. These series (with only minor exceptions) invest in municipal securities from Kentucky, North Carolina or Tennessee in order to provide interest income exempt from federal income tax, and in the states where our shares are offered, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of each series and the manner in which each series seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each series are consistent with its investment goals. Certain of these policies are deemed "fundamental", meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected series. "Non-fundamental policies" may be changed without a vote of the shareholders. The fundamental policies of each of the series are set forth below and in the "Investment Restrictions" section which follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected series or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected series are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected series, whichever is less.

                         KENTUCKY TAX-FREE INCOME SERIES
                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
                      NORTH CAROLINA TAX-FREE INCOME SERIES
                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                        TENNESSEE TAX-FREE INCOME SERIES
                    TENNESSEE TAX-FREE SHORT-TO MEDIUM SERIES

As stated in our Prospectus, the investment objective our six municipal bond series is to realize the highest level of tax-exempt income, available as determined by a shareholder's state of residence, without undue risk to principal. In general, interest income derived from municipal securities is exempt from federal income tax and, for residents of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these series invest in tax-exempt issues from a single state, one of either Kentucky, North Carolina or Tennessee, in order to maximize the tax exemption available to shareholders in the states where are our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the "Tax Information" section which follows for a more complete discussion of the tax consequences of these investment policies. The Kentucky Tax-Free Income Series and the Tennessee Tax-Free Income Series maintain diversified portfolios, while the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, and the Tennessee Tax-Free Short-to-Medium Series maintain non-diversified portfolios.

At least 80% of the Kentucky, North Carolina or Tennessee municipal securities we purchase must be municipal bonds within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"); or municipal notes rated at the time of purchase within the three highest grades assigned by Moody's; or Kentucky, North Carolina or Tennessee municipal bonds and notes not rated by Moody's or S&P within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for the Moody's and S&P ratings specified above and in the Prospectus follows.

No more than 20% of the value of our total assets in each of the Kentucky Series, the North Carolina Series or the Tennessee Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated at the grades indicated above if the issuers had sought a rating at the time of issuance. Issuers do not always secure ratings for reasons of cost, or when ratings are not needed to effectuate the sale. No special or particular risk is associated solely with unrated securities.

The ratings described below reflect the opinions of Moody's and S&P as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that Moody's and S&P usually rate an issue of municipal securities at the time it is first offered to the public, and that, once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our Investment Adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

RATINGS OF MUNICIPAL BONDS

MOODY'S INVESTORS SERVICE, INC. Aaa: the "best quality." Aa: "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds. A: "upper medium grade obligations." Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa: "Medium grade," neither highly protected, nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

STANDARD & POOR'S CORPORATION. AAA: "obligations of the highest quality," AA: issues with investment characteristics "only slightly less marked than those of prime quality issues." A: "the third strongest capacity for payment of debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good, but not exceptional, and stability of the pledged revenues could show some variations because of increased competition or economic influences in revenues.
BBB: the lowest "investment grade" security rating. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness. With respect to revenue bonds, debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time.

RATINGS OF MUNICIPAL NOTES

MOODY'S INVESTORS SERVICE, INC. MIG 1: the best quality. MIG 2: high quality, with margins of protection ample although not so large as in the preceding group. MIG 3: favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

KENTUCKY MUNICIPAL SECURITIES

Kentucky municipal securities are obligations issued by the state of Kentucky, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and Kentucky income taxes.

Kentucky municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers in Kentucky can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and Kentucky income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in Kentucky industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of Kentucky municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Apart from those issued by the state of Kentucky, general obligation bonds are relatively rare since they must be authorized by a two-thirds vote of the electorate of the municipal issuer. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although industrial building revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract with a non-governmental user. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority which is similar to a tax lien. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds, including Kentucky Housing Corporation bonds, are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

Because of constitutional limitations, the state of Kentucky cannot enter into a financial obligation of more than two years' duration, and no other municipal issuer within the state can enter into a financial obligation of more than one year's duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds which are nominally issued in the name of a public corporation which holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default.

At times, we may purchase Kentucky municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.


NORTH CAROLINA MUNICIPAL SECURITIES

North Carolina municipal securities are obligations issued by the state of North Carolina, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and North Carolina income taxes.

North Carolina municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers in North Carolina can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal income and North Carolina income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in North Carolina building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of North Carolina municipal bonds. General obligation bonds are secured by the issuer's pledge of its faith and credit (taxing power) for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, parking fees, sports event gate receipts, etc. Although industrial development revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract or loan agreement with a non-governmental user. Some revenue bonds, including industrial development revenue bonds, are secured by a mortgage on the property financed. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds, including North Carolina Housing Finance Agency bonds, are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security. Certificates Of Participation ("COP's") are payable from a stream of revenues generated by an installment financing contract or lease. This contract or lease is between the North Carolina local government and the issuer, which is usually a nonprofit corporation that is a financing instrumentality of the local government. COP's are only secured by a lien or mortgage on the property being acquired or leased. The local government's taxing power is not pledged to the repayment of the COP's and no deficiency judgment may be rendered against a local government for repayment of the COP's. Payments on COP's by the local government are subject to the annual appropriation process of the local government. Some COP's may also be secured with financial guarantee insurance, a letter of credit or other credit enhancement.


At times, we may purchase North Carolina municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.


TENNESSEE MUNICIPAL SECURITIES

Tennessee municipal securities are obligations issued by the state of Tennessee, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and Tennessee Hall income taxes.

Tennessee municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers in Tennessee can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal income and Tennessee Hall income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in Tennessee industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are six general types of Tennessee municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge tolls, parking fees, sports event gate receipts, etc. Although industrial building revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract with a non-governmental user. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds, including Tennessee Housing Development Agency bonds, are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security. "Double Barrel Bonds" are primarily water and sewer issues for which the revenues are the primary source of debt service, but with taxes as the unlimited secondary source. Improvement Assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the government issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority which is similar to a tax lien.


At times, we may purchase Tennessee municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.


Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.

INTERMEDIATE GOVERNMENT BOND SERIES

As stated in our Prospectus, our investment objective for this series is to realize the highest level of income available without undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a non-diversified portfolio as described in our Prospectus and in the "Investment Restrictions" section below.

                               PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short term investments from both the numerator and denominator. Portfolio turnover for each of the series offered will vary depending on a number of factors, including net capital flows into or out of each series, our investment strategy, and market conditions.

Portfolio turnover rate may influence a series' yield under certain conditions. In periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, thereby reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

KENTUCKY TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
NORTH CAROLINA TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
TENNESSEE TAX-FREE INCOME SERIES
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

We do not intend to purchase Kentucky, North Carolina or Tennessee municipal securities for short-term profits. Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Kentucky, North Carolina or Tennessee municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days.

Based on current trends, we expect portfolio turnover in the coming year to be similar to that of the past year for all series. At this time, we do not anticipate any change in the investment strategy that would significantly impact portfolio turnover rate and therefore we expect that the turnover rate for the coming year will be influenced mainly by the net growth of each series and by market conditions.


For the fiscal year ended June 30, 1997 the portfolio turnover rate for the Kentucky Tax-Free Income Series was approximately 6.64%, as compared with a rate of approximately 4.29% for the fiscal year ended June 30, 1996. Fiscal 1996-97 was a year of relatively stable turnover. Since we expect current trends to continue, fiscal 1997-98 should be a relatively stable year as well.

For the fiscal year ended June 30, 1997, the portfolio turnover rate for the Kentucky Tax-Free Short-to-Medium Series was approximately 20.03%, as compared with a rate of approximately 57.80% for the fiscal year ended June 30, 1996. Since we expect current trends to continue, fiscal 1997-98 should have a portfolio turnover rate similar to fiscal year ended June 30, 1997.

For the fiscal year ended June 30, 1997, the portfolio turnover rate for the Tennessee Tax-Free Income Series was approximately 5.14% as compared with a rate of approximately 9.13% for the fiscal year ended June 30, 1996. Fiscal 1996-97 was a year of growth. If current trends continue in fiscal 1997-98 the portfolio turnover should remain about the same.

For the fiscal year ended June 30, 1997, the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series was approximately 24.49% as compared with a rate of approximately 23.17% for fiscal year ended June 30, 1996. If current trends continue in fiscal 1997-98 the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series is expected to remain about the same.

For the fiscal year ended June 30, 1997, the portfolio turnover rate for the North Carolina Tax-Free Income Series was approximately 24.13% as compared with a rate of approximately 22.83% for the fiscal year ended

June 30, 1996. Fiscal 1996-97 was a year of growth. If current trends continue in fiscal 1997-98 the portfolio turnover should remain about the same.

For the fiscal year ended June 30, 1997, the portfolio turnover rate for the North Carolina Tax-Free Short-to-Medium Series was approximately 17.20% as compared with a rate of approximately 17.18% for fiscal year ended June 30, 1996. If current trends continue in fiscal 1997-98 the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series is expected to remain about the same.

INTERMEDIATE GOVERNMENT BOND SERIES

For the fiscal year ended June 30, 1997 the portfolio turnover rate was approximately 40.86% as compared with a rate of approximately 33.89% for the fiscal year ended June 30, 1996. If current trends continue in fiscal 1997-98 the portfolio turnover rate should remain about the same.


                             INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions which may not be changed without the approval of the holders of a majority of the shares representing the affected series. Under these restrictions, we may not take any of the following actions with respect to each series:

KENTUCKY AND TENNESSEE TAX-FREE INCOME SERIES

1. With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either states' political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days, if, as a result more than 10% of the value of our net assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.       Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11. Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.      Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.      Write or invest in put or call options, or any combination thereof.

16.      Issue senior securities.

KENTUCKY, NORTH CAROLINA AND TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES, AND NORTH CAROLINA TAX-FREE INCOME SERIES

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.       Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11. Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.      Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.      Write or invest in put or call options, or any combination thereof.

16.      Issue senior securities.

INTERMEDIATE GOVERNMENT BOND SERIES

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank or brokerage firm).

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of United States Government securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing securities or other securities secured by real estate or interest in real estate.

8.       Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. The limitation does not apply to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11. Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.      Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.      Write or invest in put or call options, or any combination thereof.

16.      Issue senior securities.

                          NON-FUNDAMENTAL RESTRICTIONS

None of the single state series will invest in certificates of deposit or banker's acceptances.

In accord with the requirements of the Texas securities laws, the Trust will not invest in real estate limited partnerships, or in oil, gas and other mineral leases, or invest more than 15% of average net assets of any series in investments which are not readily marketable as described in Texas securities regulations.

These restrictions are "non-fundamental" investment policies of the affected series. As such, they may be changed by the Board of Trustees and do not require a vote of shareholders of the affected series.

                      INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc.. Thomas P. Dupree, Sr., is Chairman of the Board. He and his wife, Clara, are the sole owners of the stock of Dupree & Company, Inc. Thomas P. Dupree, Sr. also serves as our chief executive officer and as a member of our Board of Directors. Fred L. Dupree, Jr., is Vice President, Secretary, Treasurer and a director of both Dupree firms, and also holds the same offices with us. Michelle M. Dragoo and William T. Griggs II are both Vice President with us, and Alison L. Arnold is Assistant Vice Presidents with us.


INVESTMENT ADVISORY AGREEMENTS

Dupree & Company, Inc. serves as the Investment Adviser for each of our seven series pursuant to separate Investment Advisory Agreements with each series. Each agreement is dated as of November 1, 1997 and will continue in effect until October 31, 1999 and may be continued from year to year after their defined ending dates if such continuation is specifically approved at least annually by our Board of Trustees at a meeting called for that purpose, or by a separate vote of the holders of a majority of each series' shares, and, in either case, also by vote of a majority of our Trustees who are not "interested persons" of Dupree & Company, Inc. for us within the meaning of the Investment Company Act of 1940. The Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. had served as the Investment Adviser to Kentucky Tax-Free Income Fund, Inc. from our inception through October 31, 1986, when Dupree Investment Advisers, Inc. began serving as the Investment Adviser. Thereafter Dupree Investment Advisers, Inc. became the Investment Adviser. In 1997 the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the Investment Adviser without any change in personnel or services.

Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, the Dupree firm has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, the Dupree firm provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the series, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.

Under the terms of the Agreements for the Kentucky, North Carolina and Tennessee Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately, and .40 of 1% of the average daily net assets in excess of $150,000,001 of each series determined separately. For the Government Bond Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any series of the Trust at its sole option. Prior to November 1, 1986, our agreement with Dupree & Company, our Investment Adviser at that time, required the firm to reimburse the Kentucky Tax-Free Income Fund, Inc. amounts sufficient to keep operating expenses (excluding interest, taxes and extraordinary expenses) from exceeding the annual rate of .75 of 1% of average daily net asset value. During the past three fiscal years the following fees have been paid the Investment Adviser and the following reimbursements have been received from the Investment Adviser which at the time was Dupree Investment Advisers, Inc.:

                                                          Year Ended            Year Ended           Year Ended
                                                            6-30-97               6-30-96              6-30-95
Kentucky Tax-Free Income Series
   fees                                                   $1,375,201            $1,279,636           $1,164,516
   reimbursements                                            -0-                   -0-                  -0-

Kentucky Tax-Free Short-to-Medium Series
   fees                                                      300,340               292,588              309,977
   reimbursements                                             -0-                   -0-                  -0-

North Carolina Tax-Free Income Series
   fees                                                       10,797                 1,534               -0-
   reimbursements                                             12,274                11,229               -0-

North Carolina Tax-Free Short-to-Medium Series
   fees                                                        6,989                 2,312               -0-
   reimbursements                                              8,243                12,026               -0-

Tennessee Tax-Free Income Series
   fees                                                       51,432                33,578               11,633
   reimbursements                                             23,339                24,095               19,037

Tennessee Tax-Free Short-to-Medium Series
   fees                                                       13,694                10,277                2,067
   reimbursements                                             10,311                14,297               11,008

Intermediate Government Bond Series
   fees                                                       16,159                16,061               15,235
   reimbursements                                              5,347                17,702               15,743

Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.

                                 OTHER SERVICES

Star Bank, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118 serves as Custodian for the Trust. Star Bank is responsible for the safekeeping of the assets of each series of the Trust. Star Bank presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Trust accounts.

Bank of the Bluegrass, 101 East High Street, Lexington, Kentucky 40507 assists the Transfer Agent in the clearing of redemption checks of shareholders of the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free
Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series.

Ernst & Young LLP, 1300 Chiquita Center 250 East 5th Street, Cincinnati, Ohio 45202 serves as the independent auditors of the Trust, providing expertise in accounting and taxation, including tax return preparation.


Dupree & Company, Inc., serves as the Transfer Agent and Dividend Paying Agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. Each Series of the Trust has an agreement with Dupree & Company Inc., as Transfer Agent, by the terms of which a fee is paid computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% on all amounts in excess of $20,000,000.


                              OFFICERS AND TRUSTEES

The following table sets forth information as to our officers and trustees:

                                                                                     Principal Occupation
      Name and Address                   Office(s) With Us                     During the Past Five Years
      ----------------                   -----------------                     --------------------------
THOMAS P. DUPREE, SR.*              President and Trustee              Chairman  of the  Board  of  Dupree  &  Company,
125 South Mill Street                                                  Inc.,  President of Dupree Investment  Advisers,
Vine Center, Suite 100                                                 Inc. Director, Studio Plus Hotels, Inc.
Lexington, KY 40507

FRED L. DUPREE, JR.*                Vice President, Secretary,         Vice   President,   Secretary,   Treasurer   and
125 South Mill Street               Treasurer and Trustee              Director  of Dupree & Company,  Inc.  and Dupree
Vine Center, Suite 100                                                 Investment Advisers, Inc.
Lexington, KY  40507

LUCY A. BREATHITT                   Trustee                            Alexander  Farms,  farming;  Kentucky Horse Park
1703 Fairway Drive                                                     Foundation  Board;  Kentucky  Horse Park  Museum
Lexington, KY  40502                                                   Board,    Kentucky   State   Nature    Preserves
                                                                       Commission


WILLIAM A. COMBS, JR.               Trustee                            Secretary,   Treasurer,   Director,  Dana  Motor
111 Woodland Avenue, #510                                              Company,  Cincinnati, OH;  Secretary, Treasurer,
Lexington, KY 40502                                                    Director,    Freedom Dodge,    Lexington,    KY;
                                                                       Secretary,   Treasurer,   Director,    Ellerslie
                                                                       Realty, Inc.,  Lexington, KY;  Partner, Forkland
                                                                       Development  Company,  Lexington,  KY;  Partner,
                                                                       Lexland, Lexington, KY; Director, First Security
                                                                       Bank (in organization as of 11-1-97)



                                                                                     Principal Occupation
      Name and Address                  Office(s) With Us                     During the Past Five Years
      ----------------                  -----------------                     --------------------------

ROBERT L. MADDOX                    Trustee                            Partner, Wyatt, Tarrant & Combs, Louisville, KY
2800 Citizens Plaza                                                    Attorneys;  Director, Nugent Sand Company,
Louisville, KY  40202                                                  Louisville, KY; Director, Orr Safety

                                                                       Corporation,  Louisville, KY,; Director,
                                                                       Whip-Mix Corporation, Louisville, KY.

WILLIAM S. PATTERSON                Trustee                            President, CEO, Cumberland Surety  Co.,
367 West Short Street                                                  Lexington, KY, President,  Patterson & Co.,
Lexington, KY 40507                                                    Frankfort,   KY,   (real   estate   development,
                                                                       thoroughbred horse breeding, farming)

WILLIAM T. GRIGGS, II               Vice President                     President of Dupree & Company, Inc.
125  South Mill Street              Assistant Secretary
Vine Center, Suite 100

Lexington, KY  40507

MICHELLE M. DRAGOO                  Vice President                     Vice President of Dupree & Company, Inc.
125  South Mill Street

Vine Center, Suite 100
Lexington, KY  40507

ALISON L. ARNOLD                    Assistant Vice President           Assistant  Vice  President  of Dupree & Company,
125  South Mill Street                                                 Inc.

Vine Center, Suite 100
Lexington, KY  40507

*      Thomas P. Dupree, Sr. and Fred L. Dupree, Jr. are "interested  persons" of our Investment Adviser and of us within the meaning of the Investment Company Act of 1940.


As of  October 10, 1997 shares of the Trust were owned by our officers and trustees as shown below.


                                                          Thomas P.          Fred L. Dupree, Jr.       Non-Interested
                                                          Dupree, Sr.                                Trustees and other
                                                                                                     officers as a group
KENTUCKY INCOME SERIES

Number of Shares Outstanding
Percentage of Shares Outstanding

KENTUCKY SHORT-TO-MEDIUM SERIES

Number of Shares Outstanding
Percentage of Shares Outstanding

INTERMEDIATE GOVERNMENT BOND SERIES

Number of Shares Outstanding
Percentage of Shares Outstanding

Thomas P. Dupree, Sr. and Fred L. Dupree, Jr. are brothers. Neither receives any remuneration from us.


Each non-interested Trustee received compensation in the amount of $12,000 for their services to us for the fiscal year ended June 30, 1997. For the current fiscal year the four non-interested Trustees (who all serve on the audit committee) will be entitled to fees of $12,000 each plus $1,000 for each Audit Committee meeting attended. Two Audit Committee meetings are anticipated to be held during fiscal year ending June 30, 1998. Executive officers of the Trust receive no remuneration from us, but are instead paid by Dupree & Company, Inc.


                             PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each series are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.


Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our Investment Adviser, Dupree & Company, Inc. Our Investment Adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust's portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust's Board of Trustees. Dupree & Company, Inc. on behalf of the Trust has from time to time executed trades through Paine Webber, Inc., in which Thomas P. Dupree, Jr. acted as the broker. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc. has advised us that, in placing orders for the purchase and sale of our portfolios transactions, it will seek execution at the most favorable prices through responsible brokers, in agency transactions, at competitive commission rates. Our investment adviser has also advised us that, in selecting brokers to execute our portfolio transactions, it will give consideration to such factors as the price of the security, the rate of commission, if any, the size and difficulty of the order, the reliability, integrity, financial conditions and general execution and operating capabilities of competing brokers, and the brokerage and research services which they provide to our investment adviser.


Dupree & Company, Inc. has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the investment advisor with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include evaluation of the market prices of securities in the Trust's portfolios, evaluation of potential additions to the Trust's portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc. reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear. Research services furnished by brokers could be useful and of value to the investment adviser in serving its other clients as well as us; but, on the other hand, research services obtained by the investment adviser as a result of placing portfolio brokerage of its other clients could be useful and of value to it in serving us.


Since our shares are not sold through intermediary brokers, it is not the practice of Dupree & Company, Inc. to allocate principal business or portfolio brokerage on the basis of such sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. The Dupree firm has advised us that, when it purchases Kentucky municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

                          SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate series without par value. The Trust is authorized to create an unlimited number of new series, but at this time the Trust is offering shares in seven series as described in the Prospectus: Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series.


Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. When issued, our shares are fully paid and non-assessable.


As of October 10, 1997, no person was known to beneficially own 5% or more of our outstanding shares of Kentucky Tax-Free Income Series.

    WHO OWNS WHAT ABOVE 5% GOES HERE.


                             HOW TO PURCHASE SHARES

Shares of our Trust which are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

                        DETERMINATION OF NET ASSET VALUE

We compute the net asset value of the shares of each series separately at the close of trading on the New York Stock Exchange each day the Exchange is open for trading, by dividing the value of the assets of each series, minus its liabilities, by the total number of shares of each series which are outstanding. The New York Stock Exchange is closed on the following Holidays: New Year's Day (January 1), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25).

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect their fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

Under procedures currently in effect, all series securities for which representative price quotations are not readily available are valued on the basis of appraisals obtained from at least three dealers. The dealers furnishing such appraisals may, but need not, be market makers with respect to the particular issues to which their appraisals relate. Where appraisals are not available for particular Kentucky, North Carolina or Tennessee municipal securities in our portfolios, we value such securities on the basis of price quotations or appraisals for comparable municipal securities. In evaluating appraisals, as well as available price quotations, our officers will take into account pricing data derived from a matrix system developed and used for many years by Dupree & Company, Inc. This matrix system utilizes electronic data processing techniques to rank and price municipal securities of the same maturity on the basis of their respective yields.

                              HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares.

                               REDEMPTION BY TRUST

If transactions in your account at any time reduce its value to less than $100, we may notify you that, unless you bring the account up to at least $100, we will redeem all of your shares and close out your account by paying you the redemption price and dividends declared but unpaid at the date of redemption. We will give you this notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days to bring the account up to $100 before we take any action. The Trust reserves the right to raise or lower minimum account size.


                            HOW WE COMPUTE OUR YIELDS

The yield for each series is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.

The average annual total return for the 1, 5 and 10 year periods ended on June 30, 1997 is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)n = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000 Set forth below is average annual total return information for the Income Series and the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.


                          Expressed as a Percentage
                          Based on a Hypothetical
                          $1,000 investment
                          ---------------------------------------
                          Kentucky    Kentucky         North        North        Tennessee       Tennessee     Intermediate
                          Tax-Free    Tax-Free         Carolina     Carolina     Tax-Free        Tax-Free      Government
                          Income      Short-to         Tax-Free     Tax-Free     Income          Short-to      Bond
                          Series      Medium           Income       Short-to     Series          Medium        Series
                                      Series           Series       Medium                       Series
                                                                    Series
                          ---------------------------------------------------------------------------------------------------------
Period                    Average Annual Total Return

One year ended                  7.14%       4.59%         10.18%        5.49%           8.96%         4.83%              7.95%
June 30, 1997

Five years ended                6.78%       4.41%          7.47% 2      4.84% 3         7.00% 4       5.45% 5            6.68% 6
June 30, 1997

Ten years ended                 7.80%       5.40% 1
June 30, 1997


                          Redeemable Value
                          Based on a Hypothetical $1,000
                          Investment at the end of the period
                          -------------------------------------------
                          Kentucky    Kentucky         North         North       Tennessee       Tennessee     Intermediate
                          Tax-Free    Tax-Free         Carolina      Carolina    Tax-Free        Tax-Free      Government
                          Income      Short-to         Tax-Free      Tax-Free    Income          Short-to      Bond
                          Series      Medium           Income        Short-to    Series          Medium        Series
                                      Series           Series        Medium                      Series
                                                                     Series
                          ---------------------------------------------------------------------------------------------------------
Period

One year ended                 $1,071      $1,046          $1,102       $1,055         $1,090         $1,048            $1,079
June 30, 1997

Five years ended               $1,388      $1,241          $1,124 2     $1,079 3       $1,269 4       $1,152 5          $1,382 6
June 30, 1997

Ten years ended                $2,119      $1,669 1
June 30, 1996

1 since inception 9/15/87
2 since inception 11/16/95
3 since inception 11/16/95
4 since inception 12/20/93
5 since inception 11/01/94
6 since inception 7/14/92

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.

SEC Yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 1997 for the Kentucky Tax-Free Income Series was 4.03% and for the Kentucky Short-to-Medium Series was 2.59%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 5.60% and for the Kentucky Short-to-Medium Series was 3.59%. The yield for the 30-day period ending June 30, 1997 for the North Carolina Income Series was 4.86% and for the North Carolina Short-to-Medium Series was 3.03%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 6.75% and for the North Carolina Short-to-Medium Series was 4.21%. The yield for the 30-day period ending June 30, 1997 for the Tennessee Tax-Free Income Series was 4.60% and for the Tennessee Tax-Free Short-to-Medium Series was 2.71%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 6.39% and for the Tennessee Tax-Free Short-to-Medium Series was 3.76%. The yield for the 30-day period ending June 30, 1997 for the Intermediate Government Bond Series was 5.38%.

Other yield quotations will be computed based on a 30-day period by dividing (a) the income based on the yield of each security during the period by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 1997 for the Kentucky Tax-Free Income Series was 5.28% and for the Kentucky Short-to-Medium Series was 4.15%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 8.05% and for the Kentucky Short-to-Medium Series was 6.38%. The yield for the 30-day period ending June 30, 1997 for the North Carolina Income Series was 5.15% and for the North Carolina Short-to-Medium Series was 3.89%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 7.69% and for the North Carolina Short-to-Medium Series was 5.81%. The yield for the 30-day period ending June 30, 1997 for the Tennessee Tax-Free Income Series was 5.17% and for the Tennessee Tax-Free Short-to-Medium Series was 4.03%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 7.64% and for the Tennessee Tax-Free Short-to-Medium Series was 5.95%.

For the Kentucky, North Carolina and Tennessee Income Series, Kentucky, North Carolina and Tennessee Short-to-Medium Series and Intermediate Government Bond Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent such an annualization of our yields for the preceding 30 calendar days.

Our yields for any given period in the past should not be considered a representation as to our yields for any future period. Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money which is invested at interest rates different from those being earned on our then-current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. Finally, in evaluating our yields, you should be aware that prior to November 1, 1986 our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Income Series. Our Investment Adviser has been bearing a portion of our operating expenses for our Kentucky Short-to-Medium Series prior to July 1, 1993 and has been bearing a portion of our operating expenses for the Government Bond Series prior to January 1, 1997, for the Tennessee Tax-Free Income Series since its inception December 21, 1993, for the Tennessee Tax-Free Short-to-Medium Series since its inception, November 1, 1994, for the North Carolina Income Series and for the North Carolina Short-to-Medium Series since their inception November 16, 1995.

In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and
(iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the series' historical performance and are not intended to indicate future performance. The series' total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the series' portfolio, the series' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investors' shares, when redeemed, may be worth more or less than their original cost.


                                 TAX INFORMATION

                             FEDERAL TAX INFORMATION

We have qualified as a "regulated investment company" under the Internal Revenue Code and intend to continue to do so. By qualifying as a regulated investment company we are relieved of federal and Kentucky income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year.

Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares in respect of which the distributions are paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although a return of his investment, may be taxable to him as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the Kentucky, North Carolina or Tennessee Income or Short-to-Medium Series, that distributes exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

If in any fiscal year we have taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.


                                   EXCISE TAX

The Internal Revenue Code contains a provision which discourages a regulated investment company from deferring its shareholders' taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least a) 98% of calendar year ordinary income during the calendar year; b) 98% of capital gain net income earned in the year ending October 31 by December 31; and c) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

                                  CAPITAL GAINS

Long term capital gain distributions to a corporation will be taxed at the regular corporate tax rate. Net long term capital gain distributions to individuals will be taxed at the applicable individual tax rate.


                            EXEMPT INTEREST DIVIDENDS

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985 is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions, if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

                                TAX EXEMPT BONDS

Under laws in effect as of the date of this Prospectus, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the Income Series or the Short-to-Medium Series.

                    INCOME SERIES AND SHORT-TO-MEDIUM SERIES

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Kentucky, North Carolina or Tennessee municipal securities will be exempt interest dividends. Shareholders receiving exempt interest dividends may exclude them from gross income for federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

                       INTERMEDIATE GOVERNMENT BOND SERIES

Ordinarily, the dividends we pay from net income earned on our investments will not be exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for Federal income tax purposes.

The above analysis is not all-inclusive and is subject to federal regulations.

                            KENTUCKY TAX INFORMATION

Insofar as the dividends we pay from the Kentucky Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Kentucky income tax purposes. For Kentucky residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust may be exempt from Kentucky income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Kentucky income tax purposes.

Shareholders of the Income Series, and the Short-to-Medium Series are not subject to Kentucky ad valorem taxes on their shares. For individual Kentucky residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to Kentucky ad valorem tax. The Kentucky municipal securities in our portfolios are also exempt from Kentucky ad valorem taxes and from the Kentucky Corporation License Tax.

                             INDIANA TAX INFORMATION

Insofar as the dividends it pays qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. For Indiana residents who own shares of the Government Bond Series, a portion of the dividends paid by the Trust are exempt from Indiana income tax. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Indiana individual income tax purposes.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the Income Series, the Short-to-Medium Series and the Government Bond Series are not subject to Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

                              TEXAS TAX INFORMATION

The state of Texas does not impose an individual income tax or personal intangible property tax upon resident individuals. Accordingly, Texas resident shareholders of the Income Series, the Short-to-Medium Series or the Government Bond Series are not subject to individual income tax or personal intangible property tax on the dividends and distributions they receive from us.

No representation is made as to the tax implications of a Texas corporation or other entity.

                             FLORIDA TAX INFORMATION

The state of Florida does not impose an individual income tax upon resident individuals. Accordingly, individual Florida resident shareholders of the Income Series, Short-to-Medium Series or Government Bond Series are not subject to individual income tax.

Individual Florida resident shareholders of the Income Series or the Short-to-Medium Series will be subject to an annual intangible property tax of
1.0 mill (.10%) per dollar of intangible property value. An additional 1.0 mill (.10%) tax is levied against intangible property valued greater than $100,000 ($200,000 for taxpayers filing jointly). Each Florida resident is entitled to apply a $20 tax exemption ($40 for taxpayers filing jointly) against property subject to the first mill of tax. An additional tax exemption of $100 ($200 for taxpayers filing jointly) is available for property subject to the additional
1.0 mill tax. For individual Florida residents who own shares of the Government Bond Series, a portion of the shares of that Series are exempt from Florida ad valorem tax.

No representation is made as to the tax implications of a Florida corporation or other entity.

                            TENNESSEE TAX INFORMATION

Insofar as the dividends we pay from the Tennessee Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Tennessee Hall income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Tennessee Hall income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Tennessee Series will ordinarily be excludable from gross income for Tennessee Hall individual income tax purposes.

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us.

For Tennessee residents who own shares of the Intermediate Government Bond Series, a portion of the dividends paid by the Trust is exempt from Tennessee Hall income tax.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

                         NORTH CAROLINA TAX INFORMATION

Insofar as the dividends we pay from the North Carolina Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. For North Carolina residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust are exempt from North Carolina income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for North Carolina income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to North Carolina ad valorem taxes on their shares. For individual North Carolina residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to North Carolina ad valorem tax.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1997


                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
36.64% OF NET ASSET VALUE
Boyle County KY  Hospital Revenue-Ephraim McDowell Regional        5.800      4/1/14      Aaa/AA*   $ 1,000,000     $  1,035,970
Danville KY Multi-City Lease Revenue Sewer System Revenue          6.875     12/1/10      Aaa/AA*       400,000          448,212
Danville KY Multi-City Lease Revenue-Shelbyville                   6.550      7/1/06      Aaa/AA*       495,000          546,752
Danville KY Multi-City Lease Revenue-Shelbyville                   6.700      7/1/11      Aaa/AA*     2,500,000        2,763,775
Daviess County KY Hospital Revenue                                 6.250      8/1/12      Aaa/AA*     3,000,000        3,188,010
Floyd County KY Hospital Revenue-Low Highland Hospital             7.500      8/1/10        AAA*      1,565,000        1,725,178
Greater KY Housing-Tug Fork Apartments                             5.600      1/1/07      Aaa/AA*       395,000          407,541
Greater KY Housing-Tug Fork Apartments                             6.350      1/1/22      Aaa/AA*     2,105,000        2,228,816
Greater KY Housing Assistance Corporation                          6.050      7/1/22      Aaa/AA*     1,435,000        1,454,129
Greater KY Housing Assistance Corporation                          6.100      1/1/24      Aaa/AA*     4,000,000        4,067,120
Hopkins County KY Hospital Revenue-Trover Clinic Foundation        6.625     11/15/11     Aaa/AA*     2,000,000        2,188,160
Jefferson County KY Health Facilities-Jewish Hospital              6.500      5/1/15      Aaa/AA*     6,380,000        6,903,734
Jefferson County KY Capital Projects Corporation Revenue           5.375      6/1/18      Aaa/AA*     1,500,000        1,465,860
Jeffferson County KY Hospital Revenue                              6.436     10/23/14     Aaa/AA*     4,000,000        4,300,720
Kentucky Counties 1987 Single Family Mortgage Revenue              8.625      9/1/15        AAA*         55,000           56,576
Kentucky Development Finance Authority-Baptist Hospital            7.625      9/1/11        AAA*      6,930,000        7,374,005
Kentucky Development Finance Authority-St. Lukes Hospital          7.000     10/1/11        AAA*        500,000          589,620
Kentucky Development Finance Authority Pooled Loan Program         7.375     12/1/09      Aaa/AA*     2,765,000        2,866,088
Kentucky Development Finance Authority Pooled Loan Program         7.450     12/1/15      Aaa/AA*     2,000,000        2,107,820
Kentucky Development Finance Authority-Ashland Hospital            6.125      2/1/12      Aaa/AA*     4,000,000        4,226,720
Kentucky Development Finance Authority-St Elizabeth Hospital       5.900     12/1/15      Aa/AAA*     2,500,000        2,589,325
Kentucky Development Finance Authority St.Claire Medical           5.875      9/1/13        Aaa       2,000,000        2,080,340
Kentucky Development Finance Authority-St Claire Medical           5.625      9/1/21        AAA*      2,500,000        2,504,200
Kentucky Development Finance Authority-Methodist Hospital          5.625      2/1/17        AAA*      1,000,000        1,004,590
Kentucky Housing Corporation                                       7.125      1/1/10      Aaa/AA*     3,935,000        4,370,801
Kentucky Housing Corporation                                       7.250      1/1/17      Aaa/AA*     1,945,000        2,114,565
Kentucky Housing Corporation                                       6.600      7/1/11      Aaa/AA*       390,000          428,692
Kentucky Housing Corporation                                       6.600      7/1/11      Aaa/AA*     4,500,000        4,946,445
Kentucky Housing Corporation                                       6.625      7/1/14      Aaa/AA*     1,000,000        1,092,340
Kentucky Housing Corporation                                       6.600      1/1/11      Aaa/AA*     1,640,000        1,811,577
Kentucky Housing Corporation                                       5.800      1/1/19      Aaa/AA*     6,755,000        6,880,305
Kentucky Housing Corporation                                       6.500      7/1/17      Aaa/AA*     7,180,000        7,804,660
Kentucky Housing Corporation                                       6.400      1/1/17      Aaa/AA*    14,380,000       15,468,422
Kentucky Housing Corporation                                       5.950      7/1/17      Aaa/AA*       500,000          529,760
Kentucky Housing Corporation                                       5.700      7/1/17      Aaa/AA*       500,000          502,350
Kentucky State Turnpike Authority Resource Recovery Revenue        6.000      7/1/09      Aaa/AA*       740,000          745,550
Lexington Fayette Urban County Government KY Sewer System          6.350      7/1/07      Aaa/AA*       400,000          436,960
Lexington Fayette Urban County Government KY Sewer System          6.375      7/1/10      Aa/AAA*     2,900,000        3,146,732
Lexington Fayette Urban County Government KY Sewer System          6.375      7/1/12      Aa/AAA*     2,500,000        2,693,000
Louisville & Jefferson County KY Metropolitian Sewer               5.200     5/15/26      Aaa/AA*     3,000,000        2,862,000
Northern Kentucky University Certificates of Participation         7.250      1/1/12      Aaa/AA*     1,500,000        1,654,875
Owensboro KY Water Revenue                                         6.250     9/15/09      Aaa/AA*       800,000          857,008
Radcliff KY Mortgage Revenue-Lincoln Trail Care                    5.650     1/20/19        AAA*      1,555,000        1,537,755
University of Kentucky Consolidated Educational Buildings          5.750      5/1/15      Aa/AAA*     1,850,000        1,918,766
                                                                                                                   -------------
                                                                                                                    $119,925,824

PUBLIC CORPORATION REVENUE BONDS
18.40% OF NET ASSET VALUE
Boone County KY Certificate of Participation                       7.000     11/15/14        A        5,500,000     $  6,149,330
Boone County KY Public Property                                    6.250     12/15/12        A1         960,000        1,028,486
Campbell County KY Public Property                                 6.250     12/1/15         A          810,000          880,737

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1997


                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
Danville KY Multi-City Lease Revenue Paducah Public Property       7.200       6/1/11      A        $    500,000    $    549,930
Danville KY Multi-City Lease Revenue-Mt. Sterling                  7.375       6/1/07      NR            240,000         266,798
Danville KY Multi-City Lease Revenue-Mt. Sterling                  7.500       6/1/11      NR            205,000         228,405
Danville KY Multi-City Lease Revenue-Owensboro Museum              7.050       8/1/11      A             440,000         491,379
Danville KY Multi-City Lease Revenue-Mt. Sterling                  7.500       9/1/11      NR            400,000         447,588
Danville KY Multi-City Lease Revenue-Housing Authority             6.500       2/1/12      A1          1,170,000       1,272,083
Danville KY Multi-City Lease Revenue-Cambellsville                 7.000       4/1/02      NR            375,000         385,725
Calloway County Public Property Corporation-Courthouse             5.625       3/1/18      A           1,000,000       1,015,030
Graves County KY Building Commission Revenue-Court Facalities      7.250       1/1/06      NR             70,000          75,226
Jefferson County KY Economic Development Lease Revenue             7.625       7/1/08      A1            100,000         103,238
Jefferson County KY Economic Development Lease Revenue             7.750       7/1/16      A1            500,000         515,255
Jeffersontown KY Certificate of Participation                      6.500       9/1/09      A           1,400,000       1,557,318
Jeffersontown KY Certificate of Participation                      5.750      11/1/15      A           1,095,000       1,116,834
Kenton County KY Public Property Corporation Revenue               5.700      12/1/15      A           1,305,000       1,324,379
Kenton County KY Public Property Corporation Revenue               5.700      12/1/16      A           1,380,000       1,399,403
Kentucky League of Cities-Middlesboro Series                       6.200       8/1/17     A-*            555,000         582,395
Lexington-Fayette Urban County Government KY Public Parking        6.875       2/1/08      A1            300,000         322,773
Louisville KY Parking Authority                                    6.875      12/1/11     A/A*           490,000         537,187
Louisville KY Parking Authority                                    6.875      12/1/20     A/A*         1,000,000       1,158,550
Louisville KY Public Property Corporation First Mortgage           6.700      12/1/14    A/A-*         1,945,000       2,116,374
Martin County KY Public Property Corporation Revenue               7.250       9/1/10      NR            150,000         166,344
Martin County KY Public Property Corporation Revenue               7.250       9/1/11      NR            160,000         177,434
Mt. Sterling KY Lease Revenue-Kentucky League of Cities            6.100       3/1/08      Aa          1,500,000       1,610,835
Mt. Sterling KY Lease Revenue-Kentucky League of Cities            6.150       3/1/13      Aa         12,000,000      12,735,720
Mt. Sterling KY Lease Revenue-Kentucky League of Cities            6.200       3/1/18      Aa          5,500,000       5,811,685
Oldham County KY Public Facilities Construction Corporation        5.250       6/1/17     A-*          1,060,000       1,015,745
Pendleton County KY Multi-County Lease Revenue                     6.500       3/1/19      A*         11,000,000      11,665,610
Richmond KY Public Recreation Corporation Revenue                  7.250      10/1/11      NR            290,000         316,863
Richmond KY Public Recreation Corporation Revenue                  6.750       8/1/13      NR            575,000         629,533
Shelbyville KY Public Property Recreational Corporation            6.900      10/1/12      NR            400,000         436,584
Somerset KY Municipal Projects Corporation Revenue                 7.500       5/1/99      NR            130,000         132,146
Somerset KY Municipal Projects Corporation Revenue                 7.500       5/1/00      NR            140,000         142,307
Union County KY Public Property Corporation                        6.125       9/1/15      NR            765,000         799,815
Woodford County KY Public Property Corporation Revenue             5.600      11/1/17      A           1,065,000       1,073,360
                                                                                                                   --------------
                                                                                                                    $ 60,238,404
SCHOOL BUILDING REVENUE BONDS
13.13% OF NET ASSET VALUE
Adair County KY School District Finance Corporation                6.375       3/1/12      A             315,000    $    345,574
Barren County KY School District Finance Corporation               7.000       6/1/11      A*            215,000         237,964
Bath County KY School District Finance Corporation                 7.200      10/1/09     A/A*           295,000         334,492
Bell County KY School District Finance Corporation                 6.850       9/1/09      A*            450,000         498,141
Bell County KY School District Finance Corporation                 6.875       9/1/10      A*            675,000         748,116
Boone County KY School District Finance Corporation                6.750       9/1/10     A/A*         1,500,000       1,651,545
Boone County KY School District Finance Corporation                7.000       9/1/12     A/A*         2,400,000       2,663,976
Boone County KY School District Finance Corporation                6.000       2/1/18      A           1,000,000       1,043,390
Boone County KY School District Finance Corporation                5.700       5/1/18      A           2,500,000       2,527,650
Bracken County KY School District Finance Corporation              7.600      12/1/06      A*             45,000          48,935
Bracken County KY School District Finance Corporation              7.700      12/1/07      A*             40,000          43,377
Bracken County School District Finance Corporation                 7.700      12/1/08      A*             40,000          43,318
Breathitt County KY School District Finance Corporation            6.500       3/1/11      NR            420,000         461,101
Breathitt County KY School District Finance Corporation            6.500       3/1/12      NR            450,000         491,841
Bullitt County KY School District Finance Corporation              6.000       8/1/14      A           1,100,000       1,165,483
Caldwell County KY School District Finance Corporation             7.000       6/1/10      A*            335,000         373,857

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1997


                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
Caldwell County KY School District Finance Corporation             7.000      6/1/11        A*     $    360,000     $    401,756
Carroll County KY School District Finance Corporation              7.000      7/1/10        A*          270,000          301,779
Clark County KY School District Finance Corporation                6.000      5/1/12        A           320,000          339,258
Elliott County KY School District Finance Corporation              7.250     11/1/07       A/A*         115,000          128,148
Elliott County KY School District Finance Corporation              7.250     11/1/08       A/A*         100,000          111,433
Estill County KY School District Finance Corporation               5.875      8/1/16        A         1,780,000        1,867,184
Floyd County KY School District Finance Corporation                6.000      6/1/14        A         1,000,000        1,053,380
Greenup County KY School District Finance Corporation              6.100      9/1/14       A/A*       1,105,000        1,172,239
Hardin County KY School District Finance Corporation               6.000      7/1/16        A         1,025,000        1,091,277
Harlan County KY School District Finance Corporation               7.500      6/1/08        A           240,000          268,975
Harlan County KY School District Finance Corporation               7.500     12/1/08        A           250,000          280,183
Harlan County KY School District Finance Corporation               7.500      6/1/09        A           260,000          292,009
Harlan KY Independent School District Finance Corporation          6.000      5/1/15        A           275,000          291,569
Hopkins County KY School District Finance Corporation              6.200      6/1/15        A         2,500,000        2,666,600
Jessamine County KY School District Finance Corporation            6.125      6/1/15        A         1,000,000        1,064,740
Johnson County KY School District Finance Corporation              6.750      3/1/10        A*          300,000          326,178
Johnson County KY School District Finance Corporation              6.750      3/1/11        A*          325,000          352,784
Kenton County KY School District Finance Corporation               6.800     12/1/09       A+*          100,000          111,103
Larue County KY School District Finance Corporation                6.500     10/1/10        A           290,000          318,548
Laurel County KY School District Finance Corporation               5.600      3/1/17        A1        1,000,000        1,017,960
Lee County KY School District Finance Corporation                  7.100      6/1/10        NR          200,000          223,678
Leslie County KY School District Finance Corporation               6.600      5/1/11        A*          820,000          892,463
Letcher County KY School District Finance Corporation              6.700     10/1/14        A         1,490,000        1,663,183
Livingston County KY School District Finance Corporation           6.750      3/1/06        A*          200,000          215,418
Ludlow KY Independent School District Finance Corporation          6.875     12/1/11        NR          125,000          143,571
Marion County KY School District Finance Corporation               7.100      6/1/09        NR          100,000          110,807
Marion County KY School District Finance Corporation               7.100      6/1/10        NR          110,000          121,888
Marion County KY School District Finance Corporation               7.100      6/1/11        NR          115,000          127,428
Martin County KY School District Finance Corporation               7.200      9/1/09        A*          380,000          419,174
Martin County KY School District Finance Corporation               5.500      6/1/15        A         1,650,000        1,669,124
McCreary County KY School District Finance Corporation             6.600     10/1/10        A*          400,000          438,796
McLean County KY School District Finance Corporation               6.000      6/1/14        NR        1,405,000        1,480,842
Monroe County KY School District Finance Corporation               7.000      2/1/11        A*          300,000          335,433
Perry County KY School District Finance Corporation                6.250      7/1/10        A*        1,155,000        1,239,292
Perry County KY School District Finance Corporation                6.250      7/1/12        A*        1,305,000        1,388,859
Pike County KY School District Finance Corporation                 7.250      6/1/10       A/A*         130,000          144,464
Pike County KY School District Finance Corporation                 6.875     12/1/08       A/A*         140,000          155,070
Pike County KY School District Finance Corporation                 6.200      8/1/10        A           305,000          327,604
Pike County KY School District Finance Corporation                 6.200      8/1/11        A           325,000          347,451
Powell County KY School District Finance Corporation               5.900      8/1/16        A*        1,185,000        1,240,245
Scott County KY School District Finance Corporation                5.900      6/1/16       A/A*       3,450,000        3,630,156
Simpson County KY School District Finance Corporation              6.700      1/1/11       A/A*         175,000          190,164
Wolfe County KY School District Finance Corporation                7.000      3/1/11        A*          290,000          318,965
                                                                                                                   --------------
                                                                                                                    $ 42,959,938
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.76% OF NET ASSET VALUE
Christian County KY Hospital Revenue-Jennie Stuart Medical         5.800      7/1/11       A-*          270,000     $    279,323
Christian County KY Hospital Revenue-Jennie Stuart Medical         6.000      7/1/17       A-*        4,000,000        4,074,160
Christian County KY Hospital Revenue-Jennie Stuart Medical         6.000      7/1/13       A-*        2,870,000        2,989,679
Jefferson County KY Health Facilities Jewish Hospital              5.700      1/1/11     A1/AA-*      1,200,000        1,250,400
Jefferson County KY Medical Center Services                        7.300      5/1/09        A           400,000          417,464
Kentucky Development Finance Authority-St. Lukes Hospital          7.500     10/1/12      A3/A*       2,000,000        2,165,400
Kentucky Development Finance Authority-Sisters of Charity          7.375     11/1/16      A1/A+*      2,500,000        2,701,950

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1997


                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Development Finance Authority-Sisters of Charity          6.250     11/1/19      A1/A+*   $    500,000     $    510,815
Kentucky Development Finance Authority-Sisters of Charity          6.500     11/1/07      A1/A+*      2,000,000        2,161,620
Kentucky Development Finance Authority-Sisters of Charity          6.750     11/1/12      A1/A+*     16,160,000       17,602,118
Kentucky Development Finance Association-Green River               6.000     11/1/10       Aa3        1,000,000        1,073,991
                                                                                                                   --------------
                                                                                                                    $ 35,226,920
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
9.70% OF NET ASSET VALUE
Ashland KY Pollution Control Revenue-Ashland Oil Project           6.650      8/1/09       Baa1       8,835,000     $  9,475,007
Campbellsville KY Industrial Revenue-Campbellsville College        6.950      3/1/15        NR        1,150,000        1,226,084
Carroll County KY Collateralized Pollution Control Revenue         6.250      2/1/18     Aa2/AA*      1,000,000        1,046,530
Elsmere KY Industrial Development Revenue-Courtaulds plc           6.750      4/1/10        NR        2,000,000        2,137,620
Jefferson County KY Pollution Control-Louisville Gas               7.450     6/15/15     Aa2/AA*      1,750,000        1,929,323
Jefferson County KY Pollution Control Revenue-E I DuPont           6.300      7/1/12     Aa3/AA*      3,500,000        3,800,055
Jefferson County KY Pollution Control-Louisville Gas               5.625     8/15/19     Aa2/AA*      5,150,000        5,164,626
Kentucky League of Cities-Ashland Series                           6.250      8/1/17        A-        1,550,000        1,648,813
Meade County KY Pollution Control Revenue-Olin Corporation         6.000      7/1/07        NR          830,000          844,027
Mercer County KY Collateralized Pollution Control Revenue          6.250      2/1/18     Aa2/AA*      2,500,000        2,638,975
Middlesboro KY Industrial Building Revenue-Fern Lake Project       6.200     12/1/02        NR          730,000          778,158
Muhlenberg County KY Collateralized Pollution Control Revenue      6.250      2/1/18     Aa2/AA*      1,000,000        1,057,870
                                                                                                                   --------------
                                                                                                                    $ 31,747,088
STATE AND LOCAL REVENUE BONDS
4.31% OF NET ASSET VALUE
Kentucky Higher Education Student Loan                             9.250      6/1/01     Aa/Aa-*        180,000     $    209,905
Kentucky Infrastructure Authority                                  6.000      6/1/11       A/A*       1,000,000        1,034,780
Kentucky Infrastructure Authority                                  6.000      8/1/11        A*          400,000          414,296
Kentucky Infrastructure Authority                                  6.300      6/1/12       A/A*       1,500,000        1,600,785
Kentucky Infrastructure Authority                                  5.750      8/1/13        A*          900,000          926,901
Kentucky Infrastructure Authority                                  5.750      8/1/18        A*        1,500,000        1,529,025
Kentucky Infrastructure Authority                                  6.375      8/1/14        A*          700,000          760,032
Kentucky Infrastructure Authority                                  7.750      8/1/02        A*           40,000           43,666
Kentucky Infrastructure Authority                                  7.625      8/1/04        A*           20,000           21,783
Kentucky Interlocal Transportation Equipment Lease Revenue         6.000     12/1/20        A           400,000          413,980
Kentucky State Property & Buildings Commission Project #59         5.700     11/1/14       A/A*       1,000,000        1,022,650
Kentucky State Property & Buildings Commission Project #40         6.875     11/1/07      A/A+*       3,250,000        3,596,158
Kentucky State Property & Building Commission Project #54          6.000      9/1/12      A/A+*       1,450,000        1,505,375
Kentucky State Property & Buildings Commission Project #56         6.000      9/1/14       A/A*       1,000,000        1,040,650
                                                                                                                   --------------
                                                                                                                    $ 14,119,986
MUNICIPAL UTILITY REVENUE BONDS
2.82% OF NET ASSET VALUE
Campbell County KY Water District Revenue                          6.600     12/1/11        A*        1,000,000       $1,096,450
Campbell County KY Water District Revenue                          6.125     12/1/14        A*        1,525,000        1,608,418
Cynthiana KY Waterworks & Sewer Revenue                            6.400      1/1/07      BBB-*         575,000          624,393
Danville KY Multi-City Lease Revenue-Ashland Utilities             6.750      4/1/12      BBB+*         915,000        1,001,303
Danville KY Multi-City Lease Revenue-Hopkinsville                  6.875      6/1/12       Baa1       2,170,000        2,536,448
Franklin KY Water & Sewer Revenue Refunding                        6.200     12/1/11       Baa        1,045,000        1,094,888
Grayson KY Utility Revenue                                         7.375      2/1/10        NR          320,000          344,093
Hardin County KY Water District Number 1 Water Revenue             7.400      9/1/06        A            85,000           96,257
Hardin County KY Water District Number 1 Water Revenue             7.400      9/1/07        A            90,000          102,066
Hardin County KY Water District Number 1 Water Revenue             7.400      9/1/08        A           100,000          113,567
Hardin County KY Water District Number 1 Water Revenue             7.400      9/1/09        A           105,000          116,230
Pendleton County KY Multi-County Lease Revenue                     7.450      3/1/04        A*          245,000          271,330
Wurtland KY Sewer System Revenue                                   7.700     10/1/04       A+*          200,000          226,232
                                                                                                                      ----------
                                                                                                                      $9,231,675

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1997


                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.29% OF NET ASSET VALUE
Erlanger KY Public Property Revenue-Fire Protection                7.400     11/1/08      BBB+*    $     75,000     $    82,908
Erlanger KY Public Property Revenue-Fire Protection                7.400     11/1/09      BBB+*         100,000         110,544
Floyd County KY Public Property Revenue-Justice Center             6.125      9/1/18        A         1,240,000       1,310,891
Jefferson Oldham & Bullitt Counties KY Home Mortgage              10.750     11/1/14        A1           10,000          10,550
Kentucky Housing Corporation                                       7.625      1/1/09     Aaa/AA*        250,000         266,925
Kentucky Housing Corporation                                       7.400      1/1/10     Aaa/AA*      2,290,000       2,512,611
Kentucky Housing Corporation                                       7.550      1/1/16     Aaa/AA*      2,910,000       3,205,016
                                                                                                                ----------------
                                                                                                                    $ 7,499,445
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
 .97% OF NET ASSET VALUE
Campbellsville KY Industrial Revenue-Campbellsville College        6.000      3/1/17        NR        1,920,000     $ 1,929,581
University of Louisville Health & Education                        6.000     11/1/13        A2        1,180,000       1,239,271
                                                                                                                ----------------
                                                                                                                    $ 3,168,852
PREREFUNDED AND ESCROWED TO MATURITY BONDS
 .10% OF NET ASSET VALUE
Florence KY Public Property Corporation Revenue                    7.000      3/1/13        A           300,000     $   332,076

KENTUCKY TURNPIKE AUTHORITY REVENUE BONDS
 .07% OF NET ASSET VALUE
Kentucky State Turnpike Authority Toll Road Revenue                8.500      7/1/04       A/A*         205,000     $   213,200
                                                                                                                    ------------


Total Investments (cost $305,709,483)(a) - 99.19% of Net Asset Value                                                $324,663,408
                                                                                                                    ============
         *  Standard and Poor's Corporation
        NR  Not Rated
            All other ratings by Moody's Investors Service, Inc.

         +  Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                             Unrealized appreciation                $ 19,029,683
                                                                             Unrealized depreciation                     (75,758)
                                                                                                                    -------------
                                                                             Net unrealized appreciation            $ 18,953,925
                                                                                                                    =============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (Cost: $305,709,483)             $324,663,408
Cash                                                                    3,701,263
Interest receivable                                                     6,149,130
Receivable for investments sold                                         1,245,300
                                                                     ------------
      Total assets                                                    335,759,101

LIABILITIES:
Payable for:
   Investments purchased                                 $  4,088,425
   Distributions                                            4,106,352
   Fund shares redeemed                                        58,402
   Management fee                                             117,763
   Transfer agent                                              32,740
   Other fees                                                  51,587
                                                         ------------
      Total liabilities                                                 8,455,269
                                                                     ------------

NET ASSETS:
Net assets consist of:
Capital                                                              $312,416,108
Net accumulated realized losses on investment transactions             (4,066,201)
Net unrealized appreciation in value of investments                    18,953,925
                                                                     ------------
Net assets at value                                                  $327,303,832
                                                                     ============

NET ASSET VALUE, offering price and redemption price per share
         ($327,303,832 / 43,788,593 shares outstanding)

                                                                     $       7.47
                                                                     ============

---------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 1997

Net investment income:
      Interest income                                                $ 18,646,729
                                                                     ------------
      Expenses:
         Investment advisory fees                                       1,375,201
         Transfer agent                                                   381,132
         Professional fees                                                 82,259
         Trustee fees                                                      39,822
         Other expenses                                                   105,095
                                                                     ------------
         Total expenses                                                 1,983,509
                                                                     ------------
Net investment income                                                  16,663,220
                                                                     ------------
Realized and unrealized gain on investments
      Net realized gain                                                    25,632
      Net increase in unrealized appreciation                           4,996,899
                                                                     ------------
Net realized and unrealized gain on investments                         5,022,531
                                                                     ------------
Net increase in net assets resulting from operations                 $ 21,685,751
                                                                     ============

    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - KENTUCKY TAX FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1997 AND 1996


                                                                                     1997         1996
                                                                               ----------------------------
Increase in net assets:
   Operations:
      Net investment income                                                    $ 16,663,220   $ 15,580,425
      Net realized gain on investments                                               25,632        232,921
      Net increase in unrealized appreciation                                     4,996,899      1,471,206
                                                                               ----------------------------

   Net increase in net assets resulting from operations                          21,685,751     17,284,552
   Distributions to shareholders ($.397 and $.402, respectively)                (16,663,220)   (15,580,425)
   Net fund share transactions                                                   27,252,574     24,035,266
                                                                               ----------------------------

Total increase                                                                   32,275,105     25,739,393

Net assets:
   Beginning of year                                                            295,028,727    269,289,334
                                                                               ----------------------------
   End of year                                                                 $327,303,832   $295,028,727
                                                                               ============================

-----------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                        For the years ended June 30,
                                              ------------------------------------------------
                                                1997       1996      1995     1994     1993
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $   7.35      7.29     7.21     7.60     7.16
                                              ------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.40      0.40     0.40     0.41     0.43
   Net gains or losses on securities
      (both realized and unrealized)               0.12      0.06     0.13    (0.34)    0.44
                                              ------------------------------------------------
Total from investment operations                   0.52      0.46     0.53     0.07     0.87
LESS DISTRIBUTIONS:
   Distributions (from capital gains)              --        --      (0.05)   (0.05)    --
   Distributions (from net investment income)     (0.40)    (0.40)   (0.40)   (0.41)   (0.43)
                                              ------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $   7.47      7.35     7.29     7.21     7.60
                                              ================================================
Total return                                       7.14%     6.38     6.90     0.75    12.45
Net assets, end of year (in thousands):        $327,304   295,029  269,355  257,132  237,781
Ratio of expenses to average net assets            0.63%     0.62     0.63     0.69     0.67
Ratio of net investment income to
   average net assets                              5.32%     5.39     5.60     5.82     5.79
Portfolio turnover                                 6.64%     4.29    18.05    30.53    31.79

                                                        For the years ended June 30,
                                              -----------------------------------------------
                                                  1992     1991     1990     1989     1988
                                              -----------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $   6.87     6.77     6.76     6.52     6.59
                                              -----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                           0.44     0.45     0.46     0.47     0.48
   Net gains or losses on securities
      (both realized and unrealized)               0.29     0.10     0.01     0.24    (0.07)
                                              -----------------------------------------------
Total from investment operations                   0.73     0.55     0.47     0.71     0.41
LESS DISTRIBUTIONS:
   Distributions (from capital gains)              --       --       --       --       --
   Distributions (from net investment income)     (0.44)   (0.45)   (0.46)   (0.47)   (0.48)
                                              -----------------------------------------------
NET ASSET VALUE, END OF YEAR                   $   7.16     6.87     6.77     6.76     6.52
                                              ===============================================
Total return                                      10.95     8.43     7.19    11.32     6.54
Net assets, end of year (in thousands):        $169,269  113,659   87,594   73,062   60,447
Ratio of expenses to average net assets            0.71     0.75     0.76     0.78     0.81
Ratio of net investment income to
   average net assets                              6.28     6.63     6.82     7.44     7.40
Portfolio turnover                                11.93    18.08    35.82    43.70    87.37


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
14.50% of Net Asset Value
KY Housing Corporation Housing Revenue                             5.300      1/1/04     Aaa/AAA*  $  2,250,000     $  2,310,930
KY Housing Corporation Housing Revenue                             4.850      7/1/04     Aaa/AAA*     1,700,000        1,722,134
KY Housing Corporation Housing Revenue                             5.150      7/1/07     Aaa/AAA*     2,500,000        2,551,724
Louisville KY Multi-Family Housing Revenue-Station House Square    5.125     7/15/19        A1        1,220,000        1,220,000
                                                                                                                ----------------
                                                                                                                    $  7,804,788
PREREFUNDED BONDS
14.49% of Net Asset Value
Covington KY Municipal Properties Corporation 1ST Mortgage         8.250      8/1/10        NR          500,000     $    538,670
Danville KY Multi-City Lease Revenue  Hopkinsville                 5.800      6/1/98       Baa1         130,000          132,951
Danville KY Multi-City Lease Revenue  Hopkinsville                 6.100      6/1/00       Baa1         140,000          147,703
Danville KY Multi-City Lease Revenue  Hopkinsville                 6.200      6/1/01       Baa1         165,000          176,497
KY Property & Building Commission Revenue Project #40              8.200     11/1/99     Aaa/A+*        400,000          414,728
KY Property & Building Commission Revenue  Project #39             8.000     12/1/04       AAA*       1,000,000        1,039,740
Owensboro KY Electric Light & Power Revenue                       10.500      1/1/04       AAA*       4,415,000        5,348,772
                                                                                                                ----------------
                                                                                                                    $  7,799,061
STATE AND LOCAL REVENUE BONDS
15.20% of Net Asset Value
Kentucky Interlocal Transportation Equipment Lease                 5.900      3/1/99       A/A*         950,000     $    982,699
Kentucky Interlocal Transportation Equipment Lease                 6.000      3/1/00       A/A*         500,000          523,630
Kentucky Interlocal Transportation Equipment Lease                 4.500     12/1/00       AA-*       2,000,000        1,995,540
Kentucky Interlocal Transportation Equipment Lease                 4.750     12/1/00      Aa/AA*      1,000,000        1,004,340
Mt Sterling KY Lease Revenue-KY League of Cities                   5.625      3/1/03        Aa        3,500,000        3,673,424
                                                                                                                ----------------
                                                                                                                    $  8,179,633
INSURED MUNICIPAL REVENUE BONDS
12.07% of Net Asset Value
Covington KY Municipal Properties Corporation 1ST Mortgage         5.200      8/1/07     Aaa/AAA*       855,000     $    879,983
Danville KY Multi-City Lease Revenue  Shelbyville                  5.750      7/1/98     Aaa/AAA*       300,000          307,158
Davies County KY Hospital-Mercy Health System                      4.400      9/1/97     Aaa/AAA*       130,000          130,202
Greater KY Housing Assistance Corporation Mortgage Revenue         6.250      1/1/05     Aaa/AAA*     1,205,000        1,283,289
KY Development Finance Authority Hospital-St Elizabeth             6.100     11/1/97     Aaa/AAA*       500,000          503,940
KY Turnpike Authority Economic Development Road Revenue            5.500      7/1/07     Aaa/AAA*     3,000,000        3,160,379
Somerset KY Water Project Revenue                                  6.100     12/1/97     Aaa/AAA*       230,000          232,845
                                                                                                                ----------------
                                                                                                                    $  6,497,796
STATE GENERAL OBLIGATION & AGENCY REVENUE BONDS
8.41% of Net Asset Value
KY Higher Education Student Loan                                   6.050     12/1/98     Aa/AA-*        150,000     $    154,740
KY Higher Education Student Loan                                   4.550      6/1/99     Aa/AA-*      1,000,000        1,009,660
KY Higher Education Student Loan                                   6.400      6/1/00     Aa/AA-*      2,335,000        2,448,480
KY Infrastructure Authority Revolving Fund Program                 5.900      6/1/99       A/A*         215,000          222,989
KY Property & Building Commission Revenue  Project #53             5.800     10/1/98      A/A+*         500,000          513,200
KY Property & Building Commission Revenue  Project #53             5.900     10/1/99       A/A*         170,000          176,955
                                                                                                                ----------------
                                                                                                                    $  4,526,024
ESCROWED TO MATURITY BONDS
8.26% of Net Asset Value
KY Development Finance Authority Hospital-St Clair                 6.000      9/1/97        NR          310,000     $    311,330
KY Development Finance Authority Hospital-St Clair                 6.150      9/1/98        NR          325,000          335,407
KY Property & Building Commission Revenue  Project #34             7.000     12/1/98     Aaa/A+*        500,000          524,290
Ky Property & Building Commission Revenue  Project #51             6.000      8/1/97     Aaa/A+*        585,000          586,404
KY Property & Building Commission Revenue  Project #52             5.700      8/1/97     Aaa/A+*        100,000          100,206
KY Turnpike Authority Economic Development Road Revenue            7.000     5/15/99     Aaa/AAA*     1,750,000        1,852,270
KY Turnpike Authority Economic Development Road Revenue            4.600      7/1/98     Aaa/AAA*       730,000          738,848
                                                                                                                ----------------
                                                                                                                    $  4,448,755




    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.43% of Net Asset Value
University of Kentucky Revenue-Community College Building          6.600      5/1/98      A/AA-*   $    285,000     $    292,960
University of Kentucky Revenue-Community College Building          6.250      5/1/98      A/AA-*        225,000          230,774
University of Louisville KY Consolidated Education Building        5.200      5/1/04     A1/AA-*      1,000,000        1,031,820
University of Louisville KY Consolidated Education Building        4.700      5/1/00     A1/AA-*      1,350,000        1,369,224
                                                                                                                ----------------
                                                                                                                    $  2,924,778
KENTUCKY TUNPIKE AUTHORITY REVENUE BONDS
5.10% of Net Asset Value
KY Turnpike Authority Toll Road Revenue                            8.125      7/1/98       A/A*         670,000     $    701,825
KY Turnpike Authority Economic Development Road Revenue            5.100      1/1/99      A/A+*       2,000,000        2,041,440
                                                                                                                ----------------
                                                                                                                    $  2,743,265
SCHOOL BUILDING REVENUE BONDS
4.33% of Net Asset Value
Floyd County KY School District Finance Corporation Revenue        6.000      4/1/98       A/A*         130,000     $    132,756
Hardin County KY Building Commission Revenue                       5.750      7/1/01        NR        1,000,000        1,010,890
Jefferson County KY School District Finance Corporation            6.000      5/1/98      A1/A+*        900,000          919,674
Muhlenberg Co KY School District Finance Corporation               4.700      8/1/97        A           135,000          135,184
Muhlenberg Co KY School District Finance Corporation               4.900      8/1/98        A           130,000          131,933
                                                                                                                ----------------
                                                                                                                    $  2,330,437
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
3.60% of Net Asset Value
Ashland KY Pollution Control Revenue-Ashland Oil                   7.375      7/1/09       BAA1       1,000,000     $  1,087,560
Meade County KY Pollution Control Revenue-Olin Corporation         6.000      7/1/07        NR          835,000          849,112
                                                                                                                ----------------
                                                                                                                    $  1,936,672
STATE AND LOCAL REVENUE BONDS
2.82% of Net Asset Value
Corbin KY City Hall Public Corporation 1ST Mortgage Revenue        7.100     10/1/97        NR           25,000     $     25,209
Danville KY Multi-City Lease Revenue  Mount Sterling               6.800      9/1/99        NR           75,000           80,090
Danville KY Multi-City Lease-Jefferson Housing Authority           5.750      2/1/00        A1          150,000          155,598
Danville KY Mutli-City Lease Revenue  Owensboro                    4.650      7/1/00        A           340,000          343,223
Jeffersontown KY Certificate of Participation                      4.450     11/1/00        A           555,000          556,671
Louisville KY Public Properties Corporation Revenue                5.500      4/1/99      A/A-*         350,000          359,734
                                                                                                                ----------------
                                                                                                                    $  1,520,525
HOSPITAL AND HEALTH CARE REVENUE BONDS
1.94% of Net Asset Value
KY Development Finance Authority-Sisters of Charity                6.000     11/1/00      A1/A+*      1,000,000     $  1,045,910

MUNICIPAL UTILITY REVENUE BONDS
 .59% of Net Asset Value
Ashland KY Utility Revenue                                         7.000      4/1/99      BBB+*          50,000     $     51,094
Cynthiana KY Waterworks & Sewer Revenue Refunding                  5.250      1/1/98      BBB-*         265,000          267,144
                                                                                                                ----------------
                                                                                                                    $    318,238
                                                                                                                ----------------

Total Investments (cost $51,005,946)(a) - 96.74% of Net Asset Value                                                 $ 52,075,882
                                                                                                                ================
       *   Standard and Poor's Corporation
      NR   Not Rated
           All other ratings by Moody's Investors Service, Inc.
       +   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                             Unrealized appreciation                $  1,497,793
                                                                             Unrealized depreciation                    (427,857)
                                                                                                                ----------------
                                                                             Net unrealized appreciation            $  1,069,936
                                                                                                                ================



    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investment in securities, at value (Cost: $51,005,946)               $ 52,075,882
Cash                                                                      887,574
Interest receivable                                                     1,111,076
Receivable for investments sold                                         2,055,105
                                                                     ------------
      Total assets                                                     56,129,637

LIABILITIES:
Payable for:
   Investments purchased                                 $  2,000,000
   Distributions                                              189,409
   Fund shares redeemed                                        80,537
   Management fee                                              22,312
   Transfer agent                                               5,848
   Other fees                                                   2,102
                                                         ------------
      Total liabilities                                                 2,300,208
                                                                     ------------
NET ASSETS:
Net assets consist of:
Capital                                                              $ 53,371,996
Net accumulated realized losses on investment transactions               (612,503)
Net unrealized appreciation in value of investments                     1,069,936
                                                                     ------------
Net assets at value                                                  $ 53,829,429
                                                                     ============
NET ASSET VALUE, offering price and redemption price per share
         ($53,829,429 / 10,308,362 shares outstanding)               $       5.22
                                                                     ============

---------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 1997

Net investment income:
      Interest income                                                $  2,906,321
                                                                     ------------
      Expenses:
         Investment advisory fees                                         300,340
         Transfer agent                                                    78,068
         Professional fees                                                 15,682
         Trustee fees                                                       7,806
         Other expenses                                                    29,649
                                                                     ------------
         Total expenses                                                   431,545
                                                                     ------------
Net investment income                                                   2,474,776
                                                                     ------------
Realized and unrealized gain on investments
      Net realized loss                                                  (188,198)
      Net increase in unrealized appreciation                             459,373
                                                                     ------------
Net realized and unrealized gain on investments                           271,175
                                                                     ------------
Net increase in net assets resulting from operations                 $  2,745,951
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES


STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 1997 and 1996



                                                                               1997           1996
                                                                         ----------------------------
Increase in net assets:
   Operations:
      Net investment income                                               $  2,474,776   $  2,365,955
      Net realized loss on investments                                        (188,198)       (10,145)
      Net increase in unrealized appreciation                                  459,373        264,646
                                                                         ----------------------------
   Net increase in net assets resulting from operations                      2,745,951      2,620,456
        Distributions to shareholders ($.215 and $.210, respectively)       (2,474,776)    (2,365,955)
   Net fund share transactions                                             (13,015,798)     9,262,628
                                                                         ----------------------------
Total increase(decrease)                                                   (12,744,623)     9,517,129
Net assets:
   Beginning of year                                                        66,574,052     57,056,923
                                                                         ----------------------------
   End of year                                                            $ 53,829,429   $ 66,574,052
                                                                         ============================


================================================================================


DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:
                                                              For the years ended June 30,
                                            ----------------------------------------------------------------------------------------
                                               1997     1996     1995     1994     1993     1992     1991    1990    1989    1988(a)
                                            ----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $  5.20     5.18     5.17     5.29     5.17     5.05     4.99    4.97    5.00     5.00
                                            ----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                       0.22     0.21     0.21     0.21     0.23     0.26     0.28    0.29    0.29     0.20
   Net gains or losses on securities
   (both realized and unrealized)              0.02     0.02     0.02    (0.12)    0.12     0.12     0.06    0.02   (0.03)    --
                                            ----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               0.24     0.23     0.23     0.09     0.35     0.38     0.34    0.31    0.26     0.20
LESS DISTRIBUTIONS:
   Distributions (from capital gains)          --       --      (0.01)    --       --       --       --      --      --       --
   Distributions (from net investment income) (0.22)   (0.21)   (0.21)   (0.21)   (0.23)   (0.26)   (0.28)  (0.29)  (0.29)   (0.20)
                                            ----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $  5.22     5.20     5.18     5.17     5.29     5.17     5.05    4.99    4.97     5.00
                                            ========================================================================================
Total return (b)                               4.59%    4.51     4.27     1.71     6.91     7.67     7.03    6.36    5.42     5.53
Net assets, end of period (in thousands)    $53,829   66,574   57,064   69,550   55,525   34,178   13,972   6,678   7,309    3,125
Ratio of expenses to average net assets (b)    0.72%    0.75     0.72     0.72     0.76     0.76     0.76    0.76    0.75     0.75
   Before expense reimbursement (b)            0.72%    0.75     0.72     0.72     0.77     0.83     0.85    0.89    0.92     0.75
Ratio of net investment income to
   average net assets (b)                      4.11%    4.04     4.00     3.92     4.37     4.96     5.58    5.79    5.88     5.48
   After expense reimbursement (b)             4.11%    4.04     4.00     3.92     4.36     4.89     5.49    5.63    5.71     5.48
Portfolio turnover                            20.03%   57.80     4.07    17.62    22.89    29.35    26.41   57.61   41.31   103.35

(a) Commenced operations September 15, 1987.
(b) Annualized for periods less than a full year.

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
37.67% OF NET ASSET VALUE
Catawba County NC Hospital Revenue-Catawba Memorial               6.000      10/1/17     Aaa/AAA*  $   100,000      $    103,308
Charlotte NC Convention Facilities Project Series C               5.000      12/1/21     Aaa/AAA*       20,000            18,613
Craven County NC                                                  5.500       6/1/14     Aaa/AAA*       40,000            41,155
Craven NC Regional Medical Health Care Facility Revenue           5.625      10/1/17     Aaa/AAA*       10,000            10,322
Cumberland County NC Hospital Facilities Revenue                  6.000      10/1/21     Aaa/AAA*       90,000            91,984
Elizabeth City NC Housing Developement Mortgage Revenue           6.125       4/1/23        Aa         140,000           145,025
Greenville NC Housing Developement Revenue Series A               5.800       7/1/24     Aaa/AAA*       40,000            41,180
New Hanover County NC Hospital Revenue                            5.750      10/1/26     Aaa/AAA*      100,000           101,898
NC Eastern Municipal Power Agency Power System Revenue            5.750       1/1/19     Aaa/AAA*      100,000           100,984
NC Eastern Municipal Power Agency Power System Revenue            5.700       1/1/15     Aaa/AAA*       95,000            96,441
NC Central University Revenue Housing System                      5.800      11/1/18     Aaa/AAA*       50,000            51,718
NC Central University Revenue Housing System                      5.800      11/1/20     Aaa/AAA*       60,000            61,958
NC Medical Care Community Hospital Revenue-Memorial Mission       6.000      10/1/22     Aaa/AAA*       15,000            15,406
NC Municipal Power Agency No. 1 Catawba Electric Revenue          5.750       1/1/20     Aaa/AAA*       50,000            50,657
NC Municipal Power Agency No. 1 Catawba Electric Revenue          5.750       1/1/15     Aaa/AAA*       35,000            35,978
NC Municipal Power Agency No. 1 Catawba Electric Revenue          5.000       1/1/15     Aaa/AAA*        5,000             4,727
NC Housing Finance Agency Refunding Multi-Family Series A         5.800       7/1/13     Aaa/AAA*       10,000            10,221
NC Housing Finance Agency Refunding Multi-Family Series A         5.900       7/1/20     Aaa/AAA*       40,000            40,330
NC Medical Care Community Hospital Revenue-St Joseph              5.100      10/1/14     Aaa/AAA*        5,000             4,779
NC Medical Care Community Hospital Revenue-Wilson Memorial        5.625      11/1/18     Aaa/AAA*       80,000            80,899
Onslow County NC Improvement                                      5.700       3/1/12     Aaa/AAA*       10,000            10,395
Pitt County NC Public Facilities Certificates of Participation    5.850       4/1/17     Aaa/AAA*      100,000           102,641
University of NC at Wilmington Dorm & Dining System Revene        5.400       1/1/18     Aaa/AAA*      120,000           120,203
Winston Salem NC State University Revenue Student Services        5.400       6/1/12     Aaa/AAA*       10,000            10,030
                                                                                                                ----------------
                                                                                                                    $  1,350,852
HOSPITAL AND HEALTHCARE REVENUE BONDS
28.61% OF NET ASSET VALUE
NC Medical Care Community Hospital Revenue-Rex Hospital           6.125       6/1/10      A1/A+*        50,000      $     51,336
Charlotte-Mecklenburg NC Hospital Health Care Systems             6.375       1/1/09      Aa/AA*         5,000             5,384
Charlotte-Mecklenburg NC Hospital Health Care Systems             6.250       1/1/20      Aa/AA*        55,000            57,351
Charlotte-Mecklenburg NC Hospital Health Care Systems             5.875      1/15/26      Aa3/AA*       50,000            50,883
NC Medical Care Community Hospital Revenue-Rex Hospital           6.250       6/1/17      A1/A+*       115,000           120,095
NC Medical Care Community Hospital Revenue-Presbyterian           5.500      10/1/14      Aa/AA*        35,000            35,273
NC Medical Care Community Hospital Revenue-Baptist Hospital       6.375       6/1/14      Aa3/AA*       45,000            47,742
NC Medical Care Community Hospital Revenue-Baptist Hospital       6.000       6/1/22      Aa/AA*        75,000            77,609
NC Medical Care Community Hospital Revenue-Presbyterian           6.125      10/1/14      Aa3/AA*      135,000           140,959
Pitt County NC Memorial Hospital Revenue                          5.500      12/1/15      Aa/AA-*      325,000           326,261
Pitt County NC Memorial Hospital Revenue                          5.375      12/1/10      Aa/AA-*       10,000            10,171
University of North Carolina Chapel Hill Hospital                 6.000      2/15/24      Aa/AA*       100,000           102,961
                                                                                                                ----------------
                                                                                                                    $  1,026,025
STATE AND LOCAL MORTGAGE REVENUE BONDS
13.17% OF NET ASSET VALUE
NC Housing Finance Agency Single Family Revenue                   6.300       9/1/15      Aaa/AA*      145,000      $    154,651
NC Housing Finance Agency Refunding Single Family                 5.950       9/1/17      Aa/AA*        20,000            20,696
NC Housing Finance Agency Single Family Revenue                   6.200       3/1/16      Aa2/AA*      100,000           104,434
NC Housing Finance Agency Single Family Revenue                   5.875       9/1/17      Aa2/AA*       90,000            91,453
Vance County NC Housing Mortgage Revenue Henderson Project        6.150       3/1/22        Aa2        100,000           101,215
                                                                                                                ----------------
                                                                                                                    $    472,449




    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
PUBLIC CORPORTION REVENUE BONDS
9.59% OF NET ASSET VALUE
Charlotte NC Certificate of Participation Law Project B           5.375       6/1/13      Aa1/AA*  $   100,000  $   100,154
Durham County NC Jail Facilities & Computer Equipment             6.625       5/1/14      Aa1/AA*       20,000       21,249
Greensboro NC Coliseum Complex Improvement Project Series A       5.700      12/1/10      A1/AA*        55,000       57,295
Monroe NC Combined Enterprises Revenue                            6.000       3/1/19       A/A*        100,000      103,961
Shelby County NC Combined Enterprise System Revenue               5.625       5/1/14       A/A-*        20,000       20,399
Shelby County NC Combined Enterprise System Revenue               5.625       5/1/14       A/A-*        40,000       40,799
                                                                                                               -------------
                                                                                                                $   343,857
MUNICIPAL UTILITY REVENUE BONDS
6.09% OF NET ASSET VALUE
Charlotte NC Water & Sewer                                        5.400       4/1/15     Aaa/AAA*       20,000  $    20,552
Morrisville NC Water & Sewer                                      5.600       6/1/15       A/A+*        35,000       36,635
NC Eastern Municipal Power Agency Power System Revenue            5.875       1/1/13     Baa/BBB*       50,000       49,824
NC Municipal Power Agency No. 1 Catawba Electric Revenue          6.000       1/1/20      A3/A-*       100,000      101,250
NC Municipal Power Agency No. 1 Catawba Electric Revenue          6.250       1/1/17      A3/A-*        10,000       10,289
                                                                                                               -------------
                                                                                                                $   218,550
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.94% OF NET ASSET VALUE
Greenville NC Enterprise System Revenue                           6.000       9/1/10      A1/A+*       100,000  $   105,320

PREREFUNDED AND ESCROWED TO MATURITY BONDS
 .45% OF NET ASSET VALUE
NC Eastern Municipal Power Agency Power System Revenue            6.000       1/1/26       AAA*         15,000  $    16,172

COUNTY GENERAL OBLIGATION BONDS
 .15% OF NET ASSET VALUE
Forsyth County NC Public Improvement                              5.600       8/1/09     Aa1/AAA*        5,000  $     5,209

LOCAL GENERAL OBLGATION BONDS
 .14% OF NET ASSET VALUE
High Point NC Sewer Improvements General Obligation               5.600       3/1/13      Aa/AA*         5,000        5,115
                                                                                                               -------------


Total Investments (cost $3,469,364)(a) - 98.81% of Net Asset Value                                              $ 3,543,549
                                                                                                               =============

       *  Standard and Poor's Corporation
      NR  Not Rated
          All other ratings by Moody's Investors Service, Inc.

       +  Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                       Unrealized appreciation                  $    74,943
                                                                       Unrealized depreciation                         (758)
                                                                                                               -------------
                                                                       Net unrealized appreciation              $    74,185
                                                                                                               =============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997


ASSETS:
Investments in securities, at value (Cost $3,469,364)                $  3,543,549
Cash                                                                       45,100
Interest receivable                                                        52,168
Receivable from Advisor                                                    11,172
                                                                     ------------
      Total assets                                                      3,651,989

LIABILITIES:
Payable for:
   Distributions                                         $     39,022
   Fund shares redeemed                                        20,022
   Transfer agent                                               3,699
   Other fees                                                   2,946
                                                         ------------
      Total liabilities                                                    65,689
                                                                     ------------


NET ASSETS:
Net assets consist of:
Capital                                                              $  3,515,702
Net accumulated realized losses on investment transactions                 (3,587)
Net unrealized appreciation in value of investments                        74,185
                                                                     ------------
Net assets at value                                                  $  3,586,300
                                                                     ============

NET ASSET VALUE,offering price and redemption price per share
           ($3,586,300 / 347,272 shares outstanding)                 $      10.33
                                                                     ============

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

Net investment income:
      Interest income                                                $    119,452
                                                                     ------------
      Expenses:
         Investment advisory fees                                          10,797
         Transfer agent                                                     3,239
         Professional fees                                                    572
         Trustee fees                                                         255
         Other expenses                                                     2,704
                                                                     ------------
         Total expenses                                                    17,567
         Expenses reimbursed by Investment Advisor                        (12,274)
                                                                     ------------
Net investment income                                                     114,159
                                                                     ------------
Realized and unrealized gain on investments
      Net realized loss                                                    (2,782)
      Net increase in unrealized appreciation                              83,328
                                                                     ------------
Net realized and unrealized gain on investments                            80,546
                                                                     ------------
Net increase in net assets resulting from operations                 $    194,705
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED JUNE 30, 1997 AND 1996

                                                                                 1997             1996(a)
                                                                         ----------------------------------
Increase in net assets:
   Operations:
      Net investment income                                               $    114,159        $     16,081
      Net realized loss on investments                                          (2,782)               (805)
      Net increase in unrealized appreciation                                   83,328              (9,143)
                                                                         ----------------------------------
   Net increase in net assets resulting from operations                        194,705               6,133
      Distributions to shareholders ($.538 and $.321, respectively)           (114,159)            (16,081)
   Net fund share transactions                                               2,442,372           1,073,330
                                                                         ----------------------------------
Total increase                                                               2,522,918           1,063,382
Net assets:
   Beginning of period                                                       1,063,382                --
                                                                         ----------------------------------
   End of period                                                          $  3,586,300        $  1,063,382
                                                                         ==================================
(a) Commencement of operations November 16, 1995

================================================================================

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX FREE INCOME SERIES

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                                For the years ended June 30,
                                                                ----------------------
                                                                    1997       1996(a)
                                                                ----------------------
Net Asset Value, beginning of year                              $   9.88         10.00
                                                                ----------------------
Income From Investment Operations:
   Net investment income                                            0.54          0.32
   Net gains or losses on securities
      (both realized and unrealized)                                0.45         (0.12)
                                                                ----------------------
Total from investment operations                                    0.99          0.20
Less Distributions:
   Distributions (from net investment income)                      (0.54)        (0.32)
                                                                ----------------------
Net Asset Value, end of year                                    $  10.33          9.88
                                                                ======================
Total return:                                                      10.18%         3.23
Net assets, end of period (in thousands)                        $  3,586         1,063
Ratio of expenses to average net assets (b)                         0.25%         0.18
   Before expense reimbursement (b)                                 0.81%         2.47
Ratio of net investment income to average net assets (b)            4.72%         3.27
   After expense reimbursement (b)                                  5.29%         0.98
Portfolio turnover                                                 24.13%        22.83
(a) Commencement of operations November 16, 1995
(b) Annualized for periods less than a year


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1997


                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREREFUNDED AND ESCROWED TO MATURITY BONDS
30.17% OF NET ASSET VALUE
Buncombe County NC General Obligation                             7.000       3/1/10       AAA*    $   30,000       $     32,192
Charlotte NC General Obligation                                   6.750       6/1/07     Aaa/AAA*      10,000             10,738
Charlotte NC General Obligation                                   6.900      10/1/06     Aaa/AAA*      25,000             27,515
Charlotte NC Certificate of Participation Convention Center       6.750      12/1/21     Aaa/AAA*     200,000            223,351
Franklin County NC Certificates of Participation Jail & School    6.000       6/1/02     Aaa/AAA*      15,000             16,030
North Carolina Medical Care Community Health Care Facility        7.250      2/15/19     Aaa/AAA*      30,000             32,051
North Carolina Eastern Municipal Power System Revenue             7.500       1/1/21     Aaa/BBB*      25,000             26,892
North Carolina State University-Raleigh Parking Systems           6.600       6/1/01        A1         10,000             10,715
Pitt County NC Revenue-Pitt County Memorial Hospital              6.900      12/1/21     Aaa/AA-*       5,000              5,599
Rutherford County NC General Obligation                           6.500       6/1/05     Aaa/AAA*      50,000             54,964
                                                                                                                   --------------
                                                                                                                    $    440,047
INSURED MUNICIPAL REVENUE BONDS
19.59% OF NET ASSET VALUE
Burke County NC General Obligation                                6.250       3/1/00     Aaa/AAA*      50,000       $     52,856
Cleveland County NC General Obligation                            7.100       6/1/98     Aaa/AAA*      10,000             10,346
Columbus County NC Refunding General Obligation                   4.500       2/1/99     Aaa/AAA*      10,000             10,142
Gaston County NC General Obligation                               5.600       3/1/99     Aaa/AAA*      45,000             46,458
New Hanover County NC Water & Sewer District Refunding            4.600       8/1/98     Aaa/AAA*      20,000             20,311
Polk County NC General Obligation                                 6.700       5/1/11     Aaa/AAA*      40,000             44,143
Randolf County NC Certificate of Participation                    4.400       6/1/01     Aaa/AAA*      35,000             35,136
Richmond County NC Certificate of Participation                   4.800       6/1/99     Aaa/AAA*      20,000             20,370
Sanford NC Refunding-Water & Sewer General Obligation             4.500       3/1/00      Aaa/A+*      15,000             15,214
University North Carolina Charlotte Student Activity Center       5.000       6/1/99     Aaa/AAA*      20,000             20,477
Winston-Salem State Unviersity Student Services Fee               5.200       6/1/99     Aaa/AAA*      10,000             10,268
                                                                                                                   --------------
                                                                                                                    $    285,721
LOCAL GENERAL OBLIGATION BONDS
14.40% OF NET ASSET VALUE
Charlotte NC Water & Sewer General Obligation                     5.250       4/1/99     Aaa/AAA*      10,000       $     10,281
Charlotte NC Certificate of Participation Equipment Acquisition   4.350       9/1/00        AA*        70,000             70,242
Concord NC General Obligation                                     6.750       3/1/99      Aa/A+*       20,000             20,981
Forsyth County NC Refunding General Obligation                    4.600       3/1/01     Aa1/AAA*      15,000             15,252
Greensboro NC Refunding General Obligation                        4.600       3/1/00     Aa1/AAA*      25,000             25,451
Rocky Mount NC General Obligation                                 6.100       5/1/01       A/A+*       25,000             26,501
Salisbury NC Water & Sewer General Obligation                     5.250       5/1/99       A/A+*       20,000             20,534
Surf City NC Refunding General Obligation                         5.400       3/1/01       BBB-*       20,000             20,690
                                                                                                                   --------------
                                                                                                                    $    209,932
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.48% OF NET ASSET VALUE
NC Medical Care Community Hospital-Presbytarian Health            4.600      10/1/99      Aa3/AA*      10,000       $     10,074
NC Medical Care Community Hospital-Presbytarian Health            5.000      10/1/02      Aa3/AA*      40,000             40,980
NC Medical Care Community Hospital-Presbytarian Health            5.350      10/1/01      Aa/AA*       25,000             25,949
NC Medical Care Community Hospital-Baptist Hospital               5.400       6/1/01      Aa/AA-*      10,000             10,436
NC Medical Care Community Hospital-Rex Hospital                   4.900       6/1/99      A1/A+*       50,000             50,867
                                                                                                                   --------------
                                                                                                                    $    138,306
COUNTY GENERAL OBLIGATION BONDS
7.54% OF NET ASSET VALUE
Buncombe County NC General Obligation                             4.750       4/1/99      Aa/AA-*       5,000       $      5,094
Durham County NC Refunding General Obligation                     5.200       3/1/00     Aaa/AAA*      20,000             20,667
Forsyth County NC General Obligation                              6.700       3/1/04     Aa1/AAA*      30,000             32,616
Guildford County NC General Obligation                            5.250       4/1/99     Aa1/AA+*      10,000             10,294
Mecklenburg County NC Refunding General Obligation                5.200       3/1/99     Aaa/AAA*      20,000             20,569
Union County NC School General Obligation                         5.800       3/1/99      A1/A+*       20,000             20,689
                                                                                                                   --------------
                                                                                                                    $    109,929




    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                             MATURITY
BOND DESCRIPTION                                                  COUPON       DATE       RATING+     PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.32% OF NET ASSET VALUE
University of North Carolina Parking Systems                      6.600      6/1/01       A1/AA*   $  100,000    $    106,703

MUNICIPAL UTILITY REVENUE BONDS
5.69% OF NET ASSET VALUE
Buncombe County NC Water & Sewer Revenue                          6.100      7/1/01        A/A+*       25,000    $     26,573
New Hanover NC Water & Sewer District General Obligation          6.900      5/1/98        A1/A*       50,000          51,499
Orange County NC Water & Sewer Authority Revenue Refunding        4.250      7/1/01       Aa/AA*        5,000           4,964
                                                                                                              ---------------
                                                                                                                 $     83,036
RENTAL AND MUNICIPAL LEASE REVENUE BONDS
3.85% OF NET ASSET VALUE
Charlotte NC Certificate of Participation Governmental Equipment  5.050      9/1/99         AA*        55,000    $     56,186

ESCROWED TO MATURITY BONDS
2.96% OF NET ASSET VALUE
Durham NC General Obligation                                      7.000      5/1/00      Aaa/AAA*      40,000    $     43,195

STATE AND LOCAL MORTGAGE REVENUE BONDS
2.08% OF NET ASSET VALUE
North Carolina Housing Finance Agency Single Family               4.750      3/1/02       Aa/AA*       30,000    $     30,248
                                                                                                              ---------------


Total Investments (cost $1,488,370)(a) - 103.08% of Net Asset Value                                              $  1,503,303
                                                                                                              ================

       *  Standard and Poor's Corporation
      NR  Not Rated
          All other ratings by Moody's Investors Service, Inc.

       +  Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                         Unrealized appreciation                 $     20,650
                                                                         Unrealized depreciation                       (5,717)
                                                                                                              ----------------
                                                                         Net unrealized appreciation             $     14,933
                                                                                                              ================




    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities,at value (Cost: $1,488,370)                $  1,503,303
Interest receivable                                                        18,191
Receivable from Advisor                                                    10,968
                                                                     ------------
      Total assets                                                      1,532,463

LIABILITIES:
Cash overdraft                                           $     63,901
Payable for:
   Distributions                                                4,990
   Transfer agent                                               2,790
   Other fees                                                   2,392
                                                         ------------
      Total liabilities                                                    74,073
                                                                     ------------

NET ASSETS;
Net assets consist of:
Capital                                                              $  1,445,915
Net accumulated realized losses on investment transactions                 (2,458)
Net unrealized appreciation in value of investments                        14,933
                                                                     ------------
Net assets at value                                                  $  1,458,390
                                                                     ============

NET ASSET VALUE, offering price and redemption price per share
                     ($1,458,390 / 144,146 shares outstanding)       $      10.12
                                                                     ============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 1997

Net investment income:
      Interest income                                                $     59,889
                                                                     ------------
      Expenses:
         Investment advisory fees                                           6,989
         Transfer agent                                                     2,097
         Professional fees                                                    588
         Trustee fees                                                         176
         Other expenses                                                     1,601
                                                                     ------------
         Total expenses                                                    11,451
         Expenses Reimbursed by Investment Advisor                         (8,243)
                                                                     ------------
Net investment income                                                      56,681
                                                                     ------------
Realized and unrealized gain (loss) on investments
      Net realized loss                                                    (1,015)
      Net increase in unrealized appreciation                              16,178
                                                                     ------------
Net realized and unrealized gain on investments                            15,163
                                                                     ------------
Net increase in net assets resulting from operations                 $     71,844
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED JUNE 30, 1997 AND 1996

                                                                               1997              1996(a)
                                                                         ------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                               $     56,681        $     18,306
      Net realized loss on investments                                          (1,015)             (1,443)
      Net increase(decrease) in unrealized appreciation                         16,178              (1,245)
                                                                         ------------------------------------
   Net increase in net assets resulting from operations                         71,844              15,618
        Distributions to shareholders ($.409 and $.245, respectively)          (56,681)            (18,306)
   Net fund share transactions                                                 284,529           1,161,386
                                                                         ------------------------------------
Total increase                                                                 299,692           1,158,698
Net assets:
   Beginning of period                                                       1,158,698                --
                                                                         ------------------------------------
   End of period                                                          $  1,458,390        $  1,158,698
                                                                         ====================================

(a) Commencement of operations November 16, 1995.

--------------------------------------------------------------------------------


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                     For the years ended June 30,
                                                                     ----------------------------
                                                                           1997        1996(a)
                                                                     ----------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                   $       9.99   $      10.00
                                                                     ----------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                     0.41           0.24
   Net gains or losses on securities
      (both realized and unrealized)                                         0.13          (0.01)
                                                                     ----------------------------
Total from investment operations                                             0.54           0.23
LESS DISTRIBUTIONS:
   Distributions (from net investment income)                               (0.41)         (0.24)
                                                                     ----------------------------
NET ASSET VALUE, END OF YEAR                                         $      10.12   $       9.99
                                                                     ============================
Total return                                                                 5.49%          3.79
Net assets, end of period (in thousands)                             $      1,458          1,159
Ratio of expenses to average net assets (b)                                  0.23%          0.16
   Before expense reimbursement (b)                                          0.82%          1.78
Ratio of net investment income to average net assets (b)                     3.46%          2.47
   After expense reimbursement (b)                                           4.06%          0.85
Portfolio turnover                                                          17.20%         17.18
(a) Commencement of operations November 16, 1995
(b) Annualized for periods less than a year


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                            MATURITY
BOND DESCRIPTION                                                  COUPON      DATE      RATING+    PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
36.06% OF NET ASSET VALUE
Chattanooga-Hamilton County TN Hospital Revenue-Erlanger          5.625      10/1/18   Aaa/AAA*  $   30,000   $    30,422
Clarksville TN Water Sewer & Gas Refunding & Improvement          6.250       2/1/18   Aaa/AAA*     200,000       211,232
Clarksville TN Water Sewer & Gas Revenue                          5.650       2/1/17      Aaa       200,000       202,192
Franklin TN Industrial Development Board-Landings Apartment       5.550      10/1/08   Aaa/AAA*      50,000        51,344
Franklin TN Industrial Development Board-Landings Apartment       5.900      10/1/16   Aaa/AAA*     550,000       569,623
Gatlinburg TN Public Building Authority-Convention Center         6.900      12/1/12   Aaa/AAA*      90,000        98,636
Greater Tennessee Housing Assistance Refunding                    7.250       7/1/24   Aaa/AAA*       5,000         5,683
Jackson TN Hospital Revenue Refunding & Improvement               5.625       4/1/15   Aaa/AAA*     310,000       315,202
Knox-Chapman TN Utility District Water & Sewer                    6.000       1/1/14   Aaa/AAA*      40,000        42,544
Knox County TN Health Educational & Housing Facilities            5.875       9/1/15   Aaa/AAA*      15,000        15,592
Knox County TN Health Educational & Housing Facilities            6.000       9/1/19   Aaa/AAA*     100,000       103,778
Knox County TN Health Educational & Housing Facilities            5.650       1/1/08   Aaa/AAA*      20,000        20,849
Knox County TN Health Educational & Housing Facilities            6.250       1/1/13   Aaa/AAA*      10,000        10,874
Knox County TN Utility District Water & Sewer                     5.625      12/1/19      Aaa       400,000       409,140
Knoxville TN Development Corporation Multi-Family                 6.100      7/20/20     AAA*       500,000       509,844
Lauderdale County TN General Obligation                           6.000       4/1/13   Aaa/AAA*      20,000        21,134
Lawrence County TN Public Improvements General Obligation         6.300       3/1/08   Aaa/AAA*      50,000        54,473
Memphis Shelby County TN Airport Revenue Refunding                5.650       9/1/15   Aaa/AAA*      55,000        56,113
Metropolitan Nashville & Davidson County TN-Stadium Project       5.750       7/1/14   Aaa/AAA*     100,000       103,631
Metropolitan Nashville & Davidson County TN-Stadium Project       5.875       7/1/21   Aaa/AAA*     350,000       361,893
Metropolitan Nashville TN Airport Series C                        6.625       7/1/07   Aaa/AAA*      30,000        32,732
Metropolitan Nashville TN Airport Series C                        6.600       7/1/15   Aaa/AAA*     120,000       129,995
Milan TN Special School District                                  6.750       4/1/13   Aaa/AAA*      60,000        67,657
North Anderson TN Utility District Waterworks Revenue             5.600       1/1/15   Aaa/AAA*     100,000       102,591
Shelby County TN Health Educational Housing-Heritage Place        6.900       7/1/14   Aaa/AAA*     150,000       166,682
Sullivan County TN Health Educational Housing-Holston Valley      5.750      2/15/13   Aaa/AAA*     130,000       135,204
Tennessee Housing Development Agency                              5.900       7/1/17   Aaa/AAA*      35,000        35,874
Tennessee Housing Development Agency                              5.900       7/1/18   Aaa/AAA*     100,000       103,214
Tennessee Housing Development Agency                              5.850       7/1/13   Aaa/AAA*     100,000       103,747
Tennessee Housing Development Agency                              6.200       7/1/18   Aaa/AAA*     755,000       784,060
Tipton County TN General Obligation                               6.650       4/1/14   Aaa/AAA*      30,000        33,407
West Knox TN Utility District Series B                            6.500      12/1/13   Aaa/AAA*      40,000        42,612
                                                                                                              -----------
                                                                                                              $ 4,931,974
STATE AND LOCAL MORTGAGE REVENUE BONDS
22.36% OF NET ASSET VALUE
Knoxville TN Community Development Corporation-Clinton Towers     6.650     10/15/10      A*         35,000   $    37,281
Memphis TN Health Education & Housing Board-Hunters Trace         6.250       6/1/13    AA/AAA*      55,000        56,933
Memphis TN Health Education & Housing Board-Riverdale Plaza       6.350      7/20/28     AAA*       300,000       316,158
Memphis TN Health Education & Housing Board-River Trace II        6.250      10/1/13      Aaa        50,000        53,246
Metropolitan Nashville & Davidson County TN-Dandridge Tower       6.375       1/1/11      A*        200,000       216,810
Metropolitan Nashville & Davidson County TN-Hermitage Apts        5.900       2/1/19      A*        395,000       398,677
Murfreesboro TN Housing Authority-Westbrooks Towers Project       5.875      1/15/10      A*        300,000       307,047
Shelby County TN Health Educational Housing-Windsor Apts          6.750      10/1/17      AA*       355,000       390,215
Shelby County TN Health Educational Housing-Harbour Apts          6.000      4/15/18      A*        125,000       126,785
Shelby County TN Health Educational Housing-Harbour Apts          6.000      4/15/24      A*         50,000        50,742
Shelby County TN Health Educational Housing-Harbour Apts          5.750      4/15/11      A*        100,000       100,823
Shelby County TN Helath Educational Housing-Corners Apts          6.000       1/1/17       A        250,000       251,443
Tennessee Housing Development Agency                              5.850       1/1/11    Aa/AA*      200,000       206,720
Tennessee Housing Development Agency                              6.700       7/1/12    Aa/AA*       85,000        93,288
Tennessee Housing Development Agency                              5.700       1/1/08    A1/A+*      100,000       102,910
Tennessee Housing Development Agency                              5.850       7/1/13    A1/A+*      125,000       126,913
Tennessee Housing Development Agency                              5.900       7/1/18    A1/A+*      220,000       222,794
                                                                                                              -----------
                                                                                                              $ 3,058,785

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                            MATURITY
BOND DESCRIPTION                                                  COUPON      DATE      RATING+    PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
COUNTY GENERAL OBLIGATION BONDS
12.70% OF NET ASSET VALUE
Marshall County TN General Obligation                             5.600       6/1/14       A*    $    5,000   $      5,070
Marshall County TN General Obligation                             5.700       6/1/09       A         25,000         25,921
Metropolitan Nashville & Davidson County TN Limited Obligation    7.000       9/1/11     A1*/A*     180,000        197,239
Shelby County TN School                                           5.875       3/1/12    Aa/AA+*     150,000        156,267
Shelby County TN School                                           6.000       3/1/13    Aa/AA+*      35,000         36,731
Shelby County TN School                                           5.800       4/1/19    Aa/AA+*     100,000        102,646
Shelby County TN General Obligation Refunding Revenue             5.625       4/1/14    Aa/AA+*      80,000         82,110
Shelby County TN Public Improvement                               5.875       3/1/07    Aa/AA+*      50,000         52,744
Shelby County TN School                                           5.900       3/1/12    Aa/AA+*      10,000         10,483
Shelby County TN School                                           5.900       3/1/16    Aa/AA+*      50,000         51,572
Shelby County TN School                                           5.950       3/1/17    Aa/AA+*     100,000        102,889
Shelby County TN School                                           5.950       3/1/19    Aa/AA+*      40,000         41,272
Shelby County TN Public Improvement                               6.000       3/1/13    Aa/AA+*      30,000         31,670
Williamson County TN Rural School                                 5.800       3/1/12       Aa       100,000        104,324
Williamson County TN General Obligation                           5.600       9/1/10       Aa        45,000         46,896
Wilson County TN General Obligation Unlimited                     5.750       6/1/17    Aaa/AAA     250,000        255,128
Wilson County TN Certificates of Participation                    6.125      6/30/10       A        410,000        433,959
                                                                                                              ------------
                                                                                                              $  1,736,921
MUNICIPAL UTILITY REVENUE BONDS
10.54% OF NET ASSET VALUE
Atoka TN Water & Sewer Revenue                                    7.000       2/1/11       NR        50,000   $     50,592
Knoxville TN Gas Revenue Refunding & Improvement                  5.900       3/1/12     A1/AA*      25,000         25,972
Memphis TN Sanitary Sewer System Revenue                          5.750      10/1/14     A1/AA*     100,000        103,686
Memphis TN Water Revenue                                          6.000       1/1/12     A1/AA*     140,000        147,216
Metropolitan Nashville & Davidson County TN Electric              6.000      5/15/12     A1/AA*      30,000         31,529
Metropolitan Nashville & Davidson County TN Revenue Series        6.000      5/15/17     A1/AA*     345,000        357,934
Metropolitan Nashville & Davidson County TN Electric              5.625      5/15/14     A1/AA*     500,000        505,844
Metropolitan Nashville & Davidson County TN Water & Sewer         7.000       1/1/14     A1/A*       10,000         10,101
Metropolitan Nashville & Davidson County TN Water & Sewer         5.500       1/1/16     A1/A*      185,000        182,466
Mount Juliet TN Public Building Revenue Utility District          7.550       2/1/14       A3        25,000         26,759
                                                                                                              ------------
                                                                                                              $  1,442,099
LOCAL GENERAL OBLIGATION BONDS
4.75% OF NET ASSET VALUE
Chattanooga TN General Obligation                                 6.000       8/1/11    A1/AA-*     110,000   $    116,745
Collierville TN Improvement General Obligation                    5.900       5/1/12       A1        30,000         31,710
Memphis TN General Improvement General Obligation                 5.500      10/1/10     Aa/AA*      20,000         20,477
Metropolitan Nashville & Davidson County TN General Obligation    6.125      5/15/13     Aa/AA*      70,000         74,071
Metropolitan Nashville & Davidson County TN General Obligation    6.125      5/15/19     Aa/AA*     290,000        304,293
Metropolitan Nashville & Davidson County TN General Obligation    5.875      5/15/26     Aa/AA*     100,000        102,619
                                                                                                              ------------
                                                                                                              $    649,915
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
4.57% OF NET ASSET VALUE
Chattanooga TN Industrial Development Board-F. L. Haney Co        7.200      8/15/10      AAA*       20,000   $     24,067
Chattanooga TN Industrial Development Board-F. L. Haney Co        7.200      8/15/09      AAA*       25,000         30,004
Chattanooga TN Industrial Development Board-F. L. Haney Co        7.200      2/15/09      AAA*       25,000         30,005
Chattanooga TN Industrial Development Board-F. L. Haney Co        7.200      2/15/10      AAA*      100,000        119,883
Cookeville TN Industrial Development Board-General Hospital       5.625      10/1/16       A        200,000        200,557
Franklin TN Industrial Development Board-Sussex Downs LTD         6.250       6/1/07      AAA*       30,000         32,976
Maury County TN Industrial Revenue-Saturn Corporation             6.500       9/1/24       A*       100,000        107,761
Tennessee Local Development Authority Community Provider          7.000      10/1/11     A-/A*        5,000          5,365
Tennessee Local Development Authority Community Provider          6.250      10/1/09     A-/A*       30,000         31,857
Tennessee Local Development Authority Community Provider          6.450      10/1/14     A-/A*       40,000         42,395
                                                                                                              ------------
                                                                                                              $    624,870

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                            MATURITY
BOND DESCRIPTION                                                  COUPON      DATE      RATING+    PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
RENTAL AND MUNICIPAL LEASE REVENUE BONDS
2.21% OF NET ASSET VALUE
Memphis Shelby County TN Airport Special Facilities Revenue       7.875       9/1/09    Baa/BBB* $  120,000   $    135,708
Memphis Shelby County TN Airport Revenue Refunding FedX           6.750       9/1/12    Baa/BBB*    155,000        166,158
                                                                                                              ------------
                                                                                                              $    301,866
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.93% OF NET ASSET VALUE
Anderson County TN Health & Educational Facilities Revenue        5.650       7/1/07       A1       155,000   $    161,309
Signal Mountain TN Health Educational Housing-Alexian Villa       7.500       1/1/19       A2        15,000         16,233
Sumner County TN Health Educational Housing-Sumner Regional       7.500      11/1/14      A-*        75,000         87,182
                                                                                                              ------------
                                                                                                              $    264,724
STATE GENERAL OBLIGATION AND AGENCY REVENUE BONDS
1.79% OF NET ASSET VALUE
Tennessee Local Development Authority Student Loan Program        5.750       3/1/11     A/AA-*     200,000   $    207,122
TN State School Board Authority Higher Educational Facilities     6.250       5/1/17     A1/AA*      35,000         37,192
                                                                                                              ------------
                                                                                                              $    244,314
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.70% OF NET ASSET VALUE
Metropolitan Nashville & Davidson County TN Vanderbilt            6.500       5/1/16    Aa3/AA*      80,000   $     85,837
Metropolitan Nashville & Davidson County TN-Vanderbilt            6.000      10/1/16    Aa3/AA*     130,000        135,964
Metropolitan Nashville & Davidson County TN-Belmont University    6.300      12/1/14      Baa3       10,000         10,469
                                                                                                              ------------
                                                                                                              $    232,270
PREREFUNDED AND ESCROWED TO MATURITY BONDS
 .58% OF NET ASSET VALUE
Jackson TN Water & Sewer Revenue                                  7.200       7/1/12    Aaa/AAA*     10,000   $     11,654
Metropolitan Nashville & Davidson County TN Water & Sewer         6.500      12/1/14    Aaa/AAA*     60,000         68,267
                                                                                                              ------------
                                                                                                              $     79,921
                                                                                                              ------------

Total Investments (cost $13,075,981)(a) - 99.19% of Net Asset Value                                           $ 13,567,659
                                                                                                              ============

       *  Standard and Poor's Corporation
      NR  Not Rated
          All other ratings by Moody's Investors Service, Inc.

       +  Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                     Unrealized appreciation                  $    500,839
                                                                     Unrealized depreciation                        (9,161)
                                                                                                              ------------
                                                                     Net unrealized appreciation              $    491,678
                                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (Cost: $13,075,981)              $ 13,567,659
Cash                                                                       27,253
Interest receivable                                                       270,027
                                                                     ------------
      Total assets                                                     13,864,939

LIABILITIES:
Payable for:
   Distributions                                         $    151,580
   Fund shares redeemed                                        15,000
   Management fee                                               1,853
   Transfer agent                                               1,632
   Other fees                                                  16,636
                                                         ------------
      Total liabilities                                                   186,701
                                                                     ------------


NET ASSETS;
Net assets consist of:
Capital                                                              $ 13,194,558
Net accumulated realized losses on investment transactions                 (7,998)
Net unrealized appreciation in value of investments                       491,678
                                                                     ------------
Net assets at value                                                  $ 13,678,238
                                                                     ============

NET ASSET VALUE, offering price and redemption price per share
               ($13,678,238 / 1,299,205 shares outstanding)          $      10.53
                                                                     ============

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

Net investment income:
      Interest income                                                $    586,358
                                                                     ------------
      Expenses:
         Investment advisory fees                                          51,432
         Transfer agent                                                    15,430
         Professional fees                                                  2,377
         Trustee fees                                                       1,269
         Other expenses                                                     8,989
                                                                     ------------
         Total expenses                                                    79,497
         Expenses reimbursed by Investment Advisor                        (23,339)
                                                                     ------------
Net investment income                                                     530,200
                                                                     ------------
Realized and unrealized gain on investments
      Net realized gain                                                     5,962
      Net increase in unrealized appreciation                             306,580
                                                                     ------------
Net realized and unrealized gain on investments                           312,542
                                                                     ------------
Net increase in net assets resulting from operations                 $    842,742
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1997 AND 1996

                                                                         1997            1996
                                                                    -----------------------------
Increase in net assets:
   Operations:
      Net investment income                                          $    530,200   $    355,163
      Net realized gain on investments                                      5,962          4,523
      Net increase in unrealized appreciation                             306,580         38,819
                                                                    -----------------------------

   Net increase in net assets resulting from operations                   842,742        398,505
   Distributions to shareholders ($.538 and $.542, respectively)         (530,200)      (355,163)
   Net fund share transactions                                          5,309,898      2,977,854
                                                                    -----------------------------
Total increase                                                          5,622,440      3,021,196
Net assets:
   Beginning of year                                                    8,055,798      5,034,602
                                                                    -----------------------------
   End of year                                                       $ 13,678,238   $  8,055,798
                                                                    =============================

--------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                                 For the year ended June 30,
                                                          -----------------------------------------
                                                           1997       1996       1995    1994(a)
                                                          -----------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $ 10.17     10.05      9.51     10.00
                                                          -----------------------------------------
Income From Investment Operations:
   Net investment income                                      0.54      0.54      0.54      0.28
   Net gains or losses on securities
      (both realized and unrealized)                          0.36      0.12      0.54     (0.49)
                                                          -----------------------------------------
Total from investment operations                              0.90      0.66      1.08     (0.21)
LESS DISTRIBUTIONS:
   Distributions (from net investment income)                (0.54)    (0.54)    (0.54)    (0.28)
                                                          -----------------------------------------
NET ASSET VALUE, END OF YEAR                               $ 10.53     10.17     10.05      9.51
                                                          =========================================
Total return (b)                                              8.96%     6.65     11.65     (4.17)
Net assets, end of year (in thousands)                     $13,678     8,056     5,010       794
Ratio of expenses to average net assets (b)                   0.55%     0.54      0.34      0.12
   Before expense reimbursement (b)                           0.77%     0.90      1.16      4.01
Ratio of net investment income to average net assets (b)      4.92%     5.27      5.59      2.83
   after expense reimbursement (b)                            5.15%     4.91      4.77     (1.06)
Portfolio turnover                                            5.14%     9.13      6.84     15.88

(a)  Commencement of operations December 20, 1993
(b)  Annualized for periods less than a year

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS- TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                            MATURITY
BOND DESCRIPTION                                                  COUPON      DATE      RATING+    PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
PREREFUNDED AND ESCROWED TO MATURITY BONDS
26.10% OF NET ASSET VALUE
Bristol TN Health & Education Facility-Memorial Hospital          7.000       9/1/21    Aaa/AAA* $  100,000   $    110,562
Clarksville TN Water Sewer & Gas Revenue                          7.400       2/1/05    Aaa/AAA*     10,000         10,430
Jackson TN Water & Sewer Revenue Refunded                        10.375       7/1/12    Aaa/AAA*     10,000         11,434
Johnson City TN Health & Education Revenue                        6.750       7/1/06    Aaa/AAA*     20,000         22,067
Knox County TN Public Improvement General Obligation              6.500       4/1/11       Aa        10,000         10,350
Knox County TN Health & Education-Fort Sanders Alliance           7.000       1/1/08    Aaa/AAA*     10,000         10,889
Knox County TN Health & Education-Fort Sanders Alliance           7.000       1/1/15    Aaa/AAA*    155,000        168,930
Knoxville TN Gas Revenue                                          6.700       3/1/05       NR        50,000         52,167
Memphis TN General Obligation                                     5.200       1/1/00      Aaa        10,000         10,244
Memphis TN General Obligation                                     6.800       7/1/11    Aaa/AAA*     40,000         42,152
Memphis TN Electic Systems Revenue                                6.750       1/1/03       NR       100,000        107,167
Metropolitan Government Nashville & Davidson County TN            6.600       4/1/98    Aaa/AAA*     15,000         15,361
Metropolitan Government Nashville & Davidson County TN           10.625      12/1/07    Aaa/AAA*     20,000         20,589
Metropolitan Nashville TN Airport Improvement Revenue             7.750       7/1/06    Aaa/AAA*    100,000        114,328
Oak Ridge TN Public Improvement General Obligation                6.600       4/1/09       Aa        10,000         10,443
Scott & Morgan Counties TN Citizens Gas Utility District          7.500       1/1/09    Aaa/AAA*     10,000         10,754
Shelby County TN Lebonhuer Children's Medical Center              7.600      8/15/19    Aaa/AAA*     50,000         53,328
                                                                                                              ------------
                                                                                                              $    781,195
INSURED MUNICIPAL REVENUE BONDS
21.88% OF NET ASSET VALUE
Bristol Tn Health & Education Facility-Memphis Hospital           6.300       9/1/00    Aaa/AAA*     50,000   $     52,960
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical       5.100      10/1/01    Aaa/AAA*     10,000         10,276
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical       5.125      10/1/02    Aaa/AAA*     50,000         51,491
Chattanooga TN Water & Sewer Facility General Obligation          5.000       6/1/98    Aaa/AAA*     50,000         50,831
Hamilton County TN Industrial Development Lease Revenue           4.875       9/1/97    Aaa/AAA*     10,000         10,025
Hamilton County TN Industrial Development Lease Revenue           5.500       9/1/02    Aaa/AAA*    100,000        104,606
Johnson City TN Health & Education Refunding & Improvement        6.200       7/1/99    Aaa/AAA*     35,000         36,537
LaFollette TN Electric System Revenue                             5.500       3/1/01      Aaa       165,000        169,781
Metropolitan Nashville Airport Revenue                            6.200       7/1/02    Aaa/AAA*     25,000         26,874
Milan TN Hospital Revenue                                         7.050       3/1/99    Aaa/AAA*     80,000         84,454
Powell Clinch TN Utility District Natural Gas System Revenue      6.450       1/1/99    Aaa/AAA*     35,000         36,140
Sevier County TN Utility District Gas Revenue                     6.300       5/1/99    Aaa/AAA*     20,000         20,852
                                                                                                              ------------
                                                                                                              $    654,827
COUNTY GENERAL OBLIGATION BONDS
12.44% OF NET ASSET VALUE
Hamilton County TN General Obligation                             4.600      10/1/98       Aa        10,000   $     10,171
Knox County TN Refunding General Obligation                       5.000       3/1/99     Aa/AA*      20,000         20,238
Madison County TN School General Obligation                       6.000       4/1/01       A1        10,000         10,593
Metropolitan Government Nashville & Davidson County TN            6.500       9/1/00     A1/A*       50,000         53,208
Rutherford County TN General Obligation                           4.750       4/1/01     Aa/AA*     100,000        101,156
Rutherford County Tn Capital Outlay Notes General Obligation      4.700       4/1/02    Aa/AA-*      45,000         45,340
Shelby County TN Refunding General Obligation                     5.300       3/1/98    Aa/AA+*     100,000        101,308
Summer County TN General Obligation                               7.000       2/1/98       Aa        20,000         20,428
Williamson County TN Capital Outlay Notes General Obligation      4.400       8/1/97       Aa        10,000         10,012
                                                                                                              ------------
                                                                                                              $    372,454
LOCAL GENERAL OBLIGATION BONDS
11.78% OF NET ASSET VALUE
Chattanooga TN General Obligation                                 7.750       8/1/99    A1/AA-*     100,000   $    107,802
Chattanooga TN Refunding General Obligation                       5.000      11/1/00    A1/AA-*      30,000         30,776
Chattanooga TN Public Improvement General Obligation              4.900       2/1/99    A1/AA-*      40,000         40,799
Kingsport TN Water Refunding General Obligation                   5.300       8/1/00     A1/A+*      25,000         25,795
Knoxville TN Refunding & Improvement General Obligation           4.850       5/1/99    A1/AA-*      50,000         50,894
Metropolitan Government Nashville & Davidson County TN            4.500      5/15/99     Aa/AA*      70,000         70,888
Mufreesboro TN General Obligation                                 5.700       9/1/99       A1        10,000         10,394
Oak Ridge TN School General Obligation                            4.600       7/1/98     Aa/A+*      15,000         15,195
                                                                                                              ------------
                                                                                                              $    352,543

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS- TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1997

                                                                            MATURITY
BOND DESCRIPTION                                                  COUPON      DATE      RATING+    PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
PUBLIC CORPORATION REVENUE BONDS
8.65% OF NET ASSET VALUE
Clarksville TN Public Building Authority-Pooled Loan              4.750      12/1/00      AA*    $  255,000   $    259,009

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
7.48% OF NET ASSET VALUE
Bristol TN Industrial Development Board Revenue                   4.700       3/1/00      AA*        75,000   $     75,838
Bristol TN Industrial Development Board Revenue                   4.800       3/1/01      AA*        70,000         70,769
Chattanooga TN Industrial Development-F.L.Haney Corporation       6.700      8/15/00      AAA*       25,000         26,834
Franklin TN Industrial Development Multi-Family Housing           4.650      10/1/00    Aaa/AAA*     50,000         50,327
                                                                                                              ------------
                                                                                                              $    223,768
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.12% OF NET ASSET VALUE
Metro Government Nashville/Davidson County TN Multi-Family        4.800       1/1/01      AAA*       50,000   $     50,562
Tennessee Housing Development Agency Mortgage Finance             5.300       1/1/03     A1/A+*     100,000        102,489
                                                                                                              ------------
                                                                                                              $    153,051
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.02% OF NET ASSET VALUE
Jackson TN Hospital Refunding & Improvement Revenue               4.800       4/1/02     A1/A+*      60,000   $     60,529

STATE GENERAL OBLIGATION AND AGENCY REVENUE BONDS
3.44% OF NET ASSET VALUE
Tennessee State General Obligation                                5.000       3/1/03    Aaa/AA+*    100,000   $    102,874

MUNICIPAL UTILITY REVENUE BONDS
1.20% OF NET ASSET VALUE
Memphis TN Sanitation Sewer System Revenue                        4.600      10/1/97     Aa/AA*      10,000   $     10,038
Memphis TN Sanitation Sewer System Revenue                        5.500      10/1/99     Aa/AA*      25,000         25,809
                                                                                                              ------------
                                                                                                              $     35,847
                                                                                                              ------------

Total Investments (cost $2,958,481)(a) - 100.11% of Net Asset Value                                           $  2,996,097
                                                                                                              ============

       *  Standard and Poor's Corporation
      NR  Not Rated
          All other ratings by Moody's Investors Service, Inc.

       +  Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                                                              Unrealized appreciation         $     58,221
                                                                              Unrealized depreciation              (20,605)
                                                                                                              ------------
                                                                              Net unrealized appreciation     $     37,616
                                                                                                              ============

    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (Cost: $2,958,481)               $  2,996,097
Cash                                                                       41,133
Interest receivable                                                        57,269
Receivable from investments sold                                           81,000
Receivable from Advisor                                                     9,575
                                                                     ------------
      Total assets                                                      3,185,074

LIABILITIES:
Payable for:
   Investments purchased                                $    171,264
   Distributions                                              10,169
   Transfer agent                                              7,812
   Other fees                                                  2,998
                                                        ------------
      Total liabilities                                                   192,243
                                                                     ------------


NET ASSETS;
Net assets consist of:
Capital                                                              $  2,957,682
Net accumulated realized losses on investment transactions                 (2,467)
Net unrealized appreciation in value of investments                        37,616
                                                                     ------------
Net assets at value                                                  $  2,992,831
                                                                     ============

NET ASSET VALUE, offering price and redemption price per share
           ($2,992,831 / 289,924 shares outstanding)                 $      10.32
                                                                     ============

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

Net investment income:
      Interest income                                                $    123,663
                                                                     ------------
      Expenses:
         Investment advisory fees                                          13,694
         Transfer agent                                                     4,109
         Professional fees                                                    815
         Trustee fees                                                         347
         Other expenses                                                     4,202
                                                                     ------------
         Total expenses                                                    23,167
         Expenses reimbursed by Investment Advisor                        (10,311)
                                                                     ------------
Net investment income                                                     110,807
                                                                     ------------
Realized and unrealized gain on investments
      Net realized loss                                                    (1,660)
      Net increase in unrealized appreciation                              19,480
                                                                     ------------
Net realized and unrealized gain on investments                            17,820
                                                                     ------------
Net increase in net assets resulting from operations                 $    128,627
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1997 AND 1996
                                                                         1997           1996
                                                                     ---------------------------
Increase in net assets:
   Operations:
      Net investment income                                          $    110,807   $     83,231
      Net realized loss on investments                                     (1,660)          (807)
      Net increase in unrealized appreciation                              19,480          4,263
                                                                     ---------------------------
   Net increase in net assets resulting from operations                   128,627         86,687
   Dividends to shareholders ($.417 and $.417, respectively)             (110,807)       (83,231)
   Net fund share transactions                                            519,836        917,075
                                                                     ---------------------------
Total increase                                                            537,656        920,531
Net assets:
   Beginning of year                                                    2,455,175      1,534,644
                                                                     ---------------------------
   End of year                                                       $  2,992,831   $  2,455,175
                                                                     ===========================

--------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                                  For the years ended June 30,
                                                             ---------------------------------------
                                                                1997         1996       1995(a)
                                                             ---------------------------------------
Net Asset Value, beginning of year                              $10.25        10.20        10.00
                                                             ---------------------------------------
Income From Investment Operations:
   Net investment income                                          0.42         0.42         0.28
   Net gains or losses on securities
      (both realized and unrealized)                              0.07         0.05         0.20
                                                             ---------------------------------------
Total from investment operations                                  0.49         0.47         0.48
Less Distributions:
   Distributions (from net investment income)                    (0.42)       (0.42)       (0.28)
                                                             ---------------------------------------
Net Asset Value, end of year                                    $10.32        10.25        10.20
                                                             =======================================
Total return (b)                                                  4.83%        4.62         7.41
Net assets, end of period (in thousands)                        $2,993        2,455        1,535
Ratio of expenses to average net assets (b)                       0.47%        0.50         0.28
   Before expense reimbursement (b)                               0.85%        1.19         2.05
Ratio of net investment income to average net assets (b)          3.67%        4.05         2.80
   After expense reimbursement (b)                                4.04%        3.36         1.03
Portfolio turnover                                               24.49%       23.17         0.71
(a) Commencement of operations November 1, 1994
(b) Annualized for periods less than a year

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
GOVERNMENT SECURITIES AND AGENCIES - 100%
JUNE 30, 1997

                                                            MATURITY
BOND DESCRIPTION                                  COUPON      DATE     PAR VALUE   MARKET VALUE
------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
67.32% OF NET ASSET VALUE
Medium Term Note                                  7.700      8/10/04   $  250,000   $    253,629
Medium Term Note                                  7.780      9/29/06      300,000        302,830
Medium Term Note                                  7.720      6/14/06    2,000,000      2,013,583
Medium Term Note                                  7.590      10/4/06    2,000,000      2,005,447
Medium Term Note                                  7.280      5/23/07    1,000,000      1,004,155
                                                                                    ------------
                                                                                    $  5,579,644
FEDERAL HOME LOAN BANK
28.21% OF NET ASSET VALUE
Medium Term Note                                  8.170     12/16/04    2,000,000   $  2,179,869
Medium Term Note                                  7.560       9/1/04      150,000        157,928
                                                                                    ------------
                                                                                    $  2,337,797

FEDERAL HOME LOAN MORTGAGE CORPORATION
2.98% OF NET ASSET VALUE
Medium Term Note                                  7.225      11/8/06      250,000   $    247,406
                                                                                    ------------


Total Investments (cost $7,936,140)(a) - 98.51% of Net Asset Value                  $  8,164,847
                                                                                    ============


(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                               Unrealized appreciation              $    236,002
                                               Unrealized depreciation                    (7,295)
                                                                                    ============
                                               Net unrealized appreciation          $    228,707
                                                                                    ============




    The accompanying notes are an integral part of the financial statements.


DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS:
Investments in securities, at value (Cost: $7,936,140)               $  8,164,847
Cash                                                                      109,426
Interest receivable                                                        77,559
                                                                     ------------
      Total assets                                                      8,351,832

LIABILITIES:
Payable for:
   Distributions                                         $     48,200
   Management fee                                               1,362
   Transfer agent                                                 987
   Other fees                                                  12,967
                                                         ------------
      Total liabilities                                                    63,516
                                                                     ------------

NET ASSETS:
Net assets consist of:
Capital                                                                 8,846,574
Net accumulated realized losses on investment transactions               (786,965)
Net unrealized appreciation in value of investments                       228,707
                                                                     ------------
Net assets at value                                                  $  8,288,316
                                                                     ============

NET ASSET VALUE, offering price and redemption price per share       $       9.89
                                                                     ============

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

Net investment income:
      Interest income                                                $    627,066
                                                                     ------------
      Expenses:
         Investment advisory fees                                          16,159
         Transfer agent                                                    12,102
         Professional fees                                                  1,534
         Trustee fees                                                       1,030
         Other expenses                                                    14,628
                                                                     ------------
         Total expenses                                                    45,453
         Expenses reimbursed by Investment Advisor                         (5,347)
                                                                     ------------
Net investment income                                                     586,960
                                                                     ------------
Realized and unrealized gain on investments
      Net realized gain                                                    41,000
      Net increase in unrealized appreciation                              (6,266)
                                                                     ------------
Net realized and unrealized gain on investments                            34,734
                                                                     ------------
Net increase in net assets resulting from operations                 $    621,694
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1997 AND 1996



                                                                           1997            1996
                                                                     ----------------------------
Increase in net assets:
   Operations:
      Net investment income                                          $   586,960      $   571,272
      Net realized gain (loss) on investments                             41,000          (87,381)
      Net increase (decrease) in unrealized appreciation                  (6,266)        (162,769)
                                                                     ----------------------------
   Net increase in net assets resulting from operations                  621,694          321,122
   Distributions to shareholders ($.718 and $.718, respectively)        (586,960)        (571,272)
   Net fund share transactions                                           488,797          302,252
                                                                     ----------------------------
Total increase                                                           523,531           52,102
Net assets:
   Beginning of year                                                   7,764,785        7,712,683
                                                                     ----------------------------
   End of year                                                       $ 8,288,316      $ 7,764,785
                                                                     ============================

--------------------------------------------------------------------------------


DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING


                                                                               For the years ended June 30,
                                                            ------------------------------------------------------------
                                                                 1997           1996         1995      1994      1993(a)
                                                            ------------------------------------------------------------
Net Asset Value, beginning of year                              $9.85          10.15         9.65     10.60       10.00
                                                            ------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                         0.72           0.72         0.69      0.63        0.59
   Net gains or losses on securities
      (both realized and unrealized)                             0.04          (0.30)        0.50     (0.95)       0.60
                                                            ------------------------------------------------------------
Total from investment operations                                 0.76           0.42         1.19     (0.32)       1.19
Less Distributions:
   Distributions (from net investment income)                   (0.72)         (0.72)       (0.69)    (0.63)      (0.59)
                                                            ------------------------------------------------------------
Net asset value, end of year                                    $9.89           9.85        10.15      9.65       10.60
                                                            ============================================================
Total return (b)                                                 7.95%          4.15        12.78     (3.32)      12.64
Net assets, end of period (in thousands)                       $8,288          7,765        7,713     8,372       5,897
Ratio of expenses to average net assets (b)                      0.50%          0.40         0.40      0.40        0.40
   Before expense reimbursement (b)                              0.56%          0.62         0.61      0.65        1.34
Ratio of net investment income to average net assets (b)         7.26%          7.11         7.06      6.00        6.23
   After expense reimbursement (b)                               7.20%          6.89         6.85      5.75        5.29
Portfolio turnover                                              40.86%         33.89        74.98     23.08        0.00

(a) Commencement of operations July 12, 1992.
(b) Annualized for periods less than a full year.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997


1.     SIGNIFICANT  ACCOUNTING POLICIES


       Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a "Fund" and collectively the "Funds") and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers seven series:

              the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the North Carolina Tax-Free Income Series, a non-diversified portfolio, the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

       The investment strategy of the six state tax-free funds is to maintain 100% of their investments in Kentucky, North Carolina or Tennessee municipal securities. Regarding the Kentucky Series, unlike many states, payment on nearly all Kentucky municipal securities depends upon revenue generated by the property financed by the securities, and the securities are not general obligations of the issuer.

       The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

       A.     SECURITY VALUATION
              Securities are valued by using market quotation or obtained from yield data relating to instruments or securities with similar characteristics as determined in good faith under the direction of the Funds' Board of Trustees.

       B.     SECURITY TRANSACTIONS
              Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

       C.     SECURITY INCOME
              Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997


1.     SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:

       D.     FEDERAL INCOME TAXES
              Each of the Funds is a separate entity for federal income tax purposes. It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 1997. Therefore, no federal income tax provision is required.

       E.     DISTRIBUTIONS
              All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

              Monthly for:    the Kentucky Tax-Free Short-to-Medium Series, and
                              the North Carolina Tax-Free Short-to-Medium
                              Series, and
                              the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series, and

              Quarterly for:  the Kentucky Tax-Free Income Series, and
                              the North Carolina Tax-Free Income Series, and the Tennessee Tax-Free Income Series

              Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

       F.     ESTIMATES
              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.


2.     INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

       The Trustees of the Trust consist of six individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. Two of the Trust's trustees are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of
       Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree Investment Advisers, Inc. Dupree Investment Advisers, Inc. is a Kentucky Corporation formed in 1986 as a wholly owned subsidiary of Dupree & Company, Inc. Dupree Investment Advisers also serves as the Trust's Transfer Agent.

       The funds have a contractual agreement with Star Bank, N.A. whereby the bank will provide certain custodial services for $1.00 per year.

       Subject to the direction of the Trustees, Dupree Investment Advisers is responsible for the management of the Funds' portfolios. The compensation paid to Dupree Investment Advisers pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997

2.    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES, CONTINUED:


        RANGE OF NET ASSETS                                                    $100,000,001-
                                                            $0-$100,000,000    $150,000,000       $150,000,001+
        Intermediate Government Bond Series                    .20 of 1%         .20 of 1%         .20 of 1%
        Kentucky Tax-Free Income Series                        .50 of 1%         .45 of 1%         .40 of 1%
        Kentucky Tax-Free Short-to-Medium Series               .50 of 1%         .45 of 1%         .40 of 1%
        North Carolina Tax-Free Income Series                  .50 of 1%         .45 of 1%         .40 of 1%
        North Carolina Tax-Free Short-to-Medium Series         .50 of 1%         .45 of 1%         .40 of 1%
        Tennessee Tax-Free Income Series                       .50 of 1%         .45 of 1%         .40 of 1%
        Tennessee Tax-Free Short-to-Medium Series              .50 of 1%         .45 of 1%         .40 of 1%


       However, the Dupree firm may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

       For the period ended June 30, 1997 investment advisory fees for: the North Carolina Tax-Free Income Series totaled $10,797; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $12,274 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $6,989; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $8,243 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $51,432; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $23,339 in accordance with the investment advisory agreement,

       the Tennessee Tax-Free Short-to-Medium Series totaled $13,694; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $10,311 in accordance with the investment advisory agreement, and the Intermediate Government Bond Series totaled $16,159; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $5,347 in accordance with the investment advisory agreement.


       In addition, each Fund has entered into a shareholder service agreement with Dupree. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amounts in excess of $20,000,000.

3.     PURCHASES AND SALES OF SECURITIES


       The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 1997 the Kentucky Tax-Free Income Series had $4,088,425 in purchase commitments outstanding (1.2% of net assets).

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997

3.    PURCHASES AND SALES OF SECURITIES, CONTINUED:


       During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

                                                                Purchases           Sales
                                                             -------------   -------------
       Kentucky Tax-Free Income Series                       $  46,786,687   $  20,575,254
       Kentucky Tax-Free Short-to-Medium Series                 11,714,065      23,272,999
       North Carolina Tax-Free Income Series                     2,948,219         518,023
       North Carolina Tax-Free Short-to-Medium Series              588,942         234,018
       Tennessee Tax-Free Income Series                          5,756,981         522,869
       Tennessee Tax-Free Short-to-Medium Series                 1,252,881         654,069
       Intermediate Government Bond Series                       3,567,134       3,239,125

4.     CAPITAL SHARES

       At June 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


-------------------------------------------------------------------------------------------------
KENTUCKY TAX FREE INCOME SERIES         Year Ended June 30, 1997       Year ended June 30, 1996
-------------------------------------------------------------------------------------------------
                                         SHARES          AMOUNT        SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                             6,911,832    $ 51,529,504     5,856,571    $ 43,572,295
-------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                   1,239,589       9,213,871     1,246,021       9,268,993
-------------------------------------------------------------------------------------------------
Shares redeemed                        (4,493,844)    (33,490,801)   (3,886,531)    (28,806,022)
-------------------------------------------------------------------------------------------------
Net increase                            3,657,577    $ 27,252,574     3,216,061    $ 24,035,266
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
KENTUCKY TAX FREE
SHORT-TO-MEDIUM SERIES                   Year Ended June 30, 1997     Year ended June 30, 1996
-------------------------------------------------------------------------------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                             2,967,033    $ 15,516,882     5,881,927    $ 30,612,214
-------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                     349,476       1,826,424       337,791       1,760,118
-------------------------------------------------------------------------------------------------
Shares redeemed                        (5,804,189)    (30,359,104)   (4,436,223)    (23,109,704)
-------------------------------------------------------------------------------------------------
Net increase(decrease)                 (2,487,680)   $(13,015,798)    1,783,495    $  9,262,628
-------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX FREE                                                     Period ended
INCOME SERIES                           Year Ended June 30, 1997          June 30, 1996(a)
-------------------------------------------------------------------------------------------------
                                          SHARES        AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                               357,843    $  3,659,166       109,157    $  1,088,388
-------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                       6,414          65,020           574           5,725
-------------------------------------------------------------------------------------------------
Shares redeemed                          (124,629)     (1,281,814)        (2087)        (20,783)
-------------------------------------------------------------------------------------------------
Net increase                              239,628    $  2,442,372       107,644    $  1,073,330
-------------------------------------------------------------------------------------------------

(a) Commencement of operations November 16, 1995.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997


4.     CAPITAL SHARES, CONTINUED:


-------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX FREE                                                       Period ended
SHORT-TO-MEDIUM SERIES                    Year Ended June 30, 1997          June 30, 1996(a)
-------------------------------------------------------------------------------------------------
                                            SHARES       AMOUNT          SHARES       AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                                110,651    $ 1,116,918        124,536    $ 1,246,858
-------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                        4,785         48,224          1,237         12,390
-------------------------------------------------------------------------------------------------
Shares redeemed                            (87,250)      (880,613)        (9,813)       (97,862)
-------------------------------------------------------------------------------------------------
Net increase                                28,186    $   284,529        115,960    $ 1,161,386
-------------------------------------------------------------------------------------------------

(a)   Commencement of operations November 16, 1995.


-------------------------------------------------------------------------------------------------
TENNESSEE TAX FREE INCOME SERIES          Year Ended June 30, 1997      Year ended June 30, 1996
-------------------------------------------------------------------------------------------------
                                            SHARES       AMOUNT          SHARES       AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                                572,212    $ 5,987,451        344,112    $ 3,525,089
-------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                       24,083        250,183         15,128        155,145
-------------------------------------------------------------------------------------------------
Shares redeemed                            (88,998)      (927,736)       (68,077)      (702,380)
-------------------------------------------------------------------------------------------------
Net increase                               507,297    $ 5,309,898        291,163    $ 2,977,854
-------------------------------------------------------------------------------------------------



TENNESSEE TAX FREE
SHORT-TO-MEDIUM SERIES                    Year Ended June 30, 1997      Year ended June 30, 1996
-------------------------------------------------------------------------------------------------
                                            SHARES       AMOUNT          SHARES       AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                                175,341    $ 1,807,115        170,177    $ 1,751,918
-------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                        9,873        101,711          7,321         75,312
-------------------------------------------------------------------------------------------------
Shares redeemed                           (134,750)    (1,388,990)       (88,420)      (910,155)
-------------------------------------------------------------------------------------------------
Net increase                                50,464    $   519,836         89,078    $   917,075
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND
SERIES                                    Year Ended June 30, 1997      Year ended June 30, 1996
-------------------------------------------------------------------------------------------------
                                            SHARES       AMOUNT          SHARES       AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                                218,223    $ 2,158,124        202,624    $ 2,056,439
-------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                       39,541        390,306         37,438        378,456
-------------------------------------------------------------------------------------------------
Shares redeemed                           (208,029)    (2,059,633)      (211,652)    (2,132,643)
-------------------------------------------------------------------------------------------------
Net increase                                49,735    $   488,797         28,410    $   302,252
-------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997

5.  FEDERAL INCOME TAXES


    At June 30, 1997, the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. The capital loss carryforwards expire as follows:


                                          KY                          NC                        TN
                          KY           Tax-Free          NC        Tax-Free         TN       Tax-Free     Intermediate
                       Tax-Free        Short-to       Tax-Free     Short-to      Tax-Free    Short-to      Government
                        Income          Medium         Income       Medium        Income      Medium          Bond
                        Series          Series         Series       Series        Series      Series         Series

          2003         $4,066,201       $414,160    $  --        $  --            $7,998    $  --          $699,583
          2004            --              10,145          805        1,443          --           807         87,381
          2005            --             188,198        2,782        1,015          --         1,660           --
                    ------------------------------------------------------------------------------------------------
Net accumulated
realized losses        $4,066,201       $612,503       $3,587       $2,458        $7,998      $2,467       $786,964
                    ================================================================================================


6.     LINE OF CREDIT AGREEMENT

       Under the terms of an agreement with Star Bank, N.A., principal amounts up to 5% of a Funds net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on one percent above the prime rate of the bank (8.50% at June 30, 1997). Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

              - Provide the lender with the Funds' annual report
              - Comply with all agreements with the lender and with
                applicable laws and regulations
              - Maintain appropriate insurance coverage

       The North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series had no borrowings during the period ended June 30, 1997. No borrowings were outstanding as of June 30, 1997 for the Funds. During the period ended June 30, 1997, the weighted average interest rate for each Series, were as follows:

                                                Weighted average interest rate
       Kentucky Tax-Free Income Series                         9.25%
       Kentucky Tax-Free Short-to Medium Series                9.46%
       Tennessee Tax-Free Income Series                        9.25%
       Tennessee Tax-Free Short-to-medium Series               9.27%
       Intermediate Government Bond Series                     9.40%

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997


SHAREHOLDER MEETING

A meeting of Shareholders was held on October 30, 1996. The purpose of the meeting was (I) to elect Messrs. Thomas P. Dupree Sr., Frederic L. Dupree, Jr., William Combs, Robert Maddox, and William Patterson (all of whom were incumbents) and Ms. Lucy A. Breathitt (who was newly elected) as Trustees; (ii) to approve an investment advisory agreement between the North Carolina Tax-Free Income Series and Dupree Investment Advisers, Inc. (iii) to approve an investment advisory agreement between the North Carolina Tax-Free Short-to-Medium Series and Dupree Investment Advisers, Inc. and (iv) to ratify the selection of Ernst & Young LLP as the Trust's independent auditors for the fiscal year ending June 30, 1997.

The results of all matters voted on by shareholders at the Shareholder Meeting held October 30, 1996 were as follows:

A. ELECTION OF TRUSTEES:


                                   FOR                    AGAINST               ABSTAIN              TOTAL
Thomas P. Dupree, Sr.        34,721,939.293                ---                    ---           34,721,939.293
Frederic L. Dupree, Jr.      34,714,429.903                ---                    ---           34,714,429.903
Lucy A. Breathitt            32,436,028.214                ---                    ---           32,436,028.214
William Combs                33,763,793.079                ---                    ---           33,763,793.079
Robert Maddox                34,009,849.647                ---                    ---           34,009,849.647
William Patterson            32,528,917.196                ---                    ---           32,528,917.193

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B. RATIFICATION OF ERNST & YOUNG LLP FOR THE FISCAL YEAR 1997:

                               FOR                AGAINST                ABSTAIN                    TOTAL
Ernst & Young LLP        32,658,0377.636        411,695.029            626,093.552             33,695,826.217


C. APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT BETWEEN THE TRUST AND DUPREE INVESTMENT ADVISERS, INC.

SERIES                       FOR                   AGAINST               ABSTAIN                TOTAL
North Carolina Tax-Free
Income Series                83,139.171            539.287             18,317.473            101,995.931
North Carolina Tax-Free
Short-to-Medium Series       93,052.613              ---                    ---               93,052.613

                         [ERNST AND YOUNG LETTERHEAD]


                         Report of Independent Auditors

The Board of Trustees and Shareholders
Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of Dupree Mutual Funds (Comprised of the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series) as of June 30, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights presented herein for the year ended June 30, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets presented herein for the years or periods ended June 30, 1996 for the Dupree Mutual Funds and financial highlights presented herein for each of the respective years or periods ended June 30, 1996 were audited by other auditors whose report dated July 26, 1996 expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Dupree Mutual Funds as of June 30, 1997, the results of their operations, the changes in their net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP

July 29, 1997

       Ernst & Young LLP Is A Member of Ernst & Young International, Ltd.

                               DUPREE MUTUAL FUNDS
                        POST-EFFECTIVE ADMENTMENT NO. 37


PART C of Form N-1A OTHER INFORMATION--------------------Page-------------------------------------------

Item 24. Financial Statements and Exhibits       KY       KY       NC       NC       TN      TN      GBS
         ---------------------------------       INCOME   S/M      INCOME   S/M      INCOME  S/M

                  (a) Financial Statements
                      --------------------


Included in the Registration Statement, Part B,
         Statement of Additional Information:

         Portfolio of Investments of
          June 30, 1997                          26       33       37       41       45      50       54

         Statement of Assets and Liabilities
         at June 30, 1997                        31       35       39       43       48      52       55

         Statement of Operation for the Year
         at June 30, 1997                        31       35       39       43       48      52       55

         Statement of Changes in Net Assets
         for the Years Ended
         June 30, 1996 and 1997                  32       34       40       44       49      53       56

         Notes to Financial Statements           ---------------------------57--------------------------

         Report of Independent Auditors          ---------------------------64--------------------------

(b)      Exhibits
         (5)(Y )  Investment Advisory Agreement of Kentucky Tax-Free Income
                  Series
         (5)(Z) Investment Advisory Agreement of Kentucky Tax-Free Short-to-Medium Series
         (5)(AA) Investment Advisory Agreement of North Carolina Tax-Free Income Series
         (5)(AB) Investment Advisory Agreement of North Carolina Tax-Free Short-to-Medium Series
         (5)(AC)  Investment Advisory Agreement of Tennessee Tax-Free Income
                  Series
         (5)(AD) Investment Advisory Agreement of Tennessee Tax-Free Short-to-Medium Series
         (5)(AE) Investment Advisory Agreement of Intermediate Government Bond Series

         (9)(E) Transfer Agent and Dividend Disbursing Agent Agreement of Dupree Mutual Funds

(11)     Consent of Independent Accountants

(16 ) Schedule for computation of each performance quotation shown at "How to Compute Our Yields" in Statement of Additional Information

Item 25. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

         Inapplicable

Item 26. Number of Holders of Securities
         -------------------------------

         On September 12 , 1997 there were record holders of Registrant's Shares of Beneficial Interest as follows:

         Title of Series                                Number of Record Holders
         ---------------                                ------------------------

         Kentucky Tax-Free Income Series                         5717

         Kentucky Tax-Free Short-to-Medium Series                1394

         North Carolina Tax-Free Income Series                    254

         North Carolina Tax-Free Short-to-Medium Series            93

         Tennessee Tax-Free Income Series                         467

         Tennessee Tax-Free Short-to-Medium Series                120

         Intermediate Government Bond Series                      756

Item 27. Indemnification
         ---------------

         Inapplicable

Item 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         The Registrant's Investment Adviser, Dupree & Company, Inc., is a Kentucky Corporation located at 125 South Mill Street, Suite 100, Lexington, Kentucky 40507, and it serves as the Transfer Agent for the Registrant. Thomas P. Dupree, is the Chairman of the Board of Dupree & Company, Inc., and the Registrant. Fred L. Dupree, Jr., is Vice President, Secretary and Treasurer of Dupree & Company, Inc., and the Registrant.

Item 29. Principal Underwriters
         ----------------------

         Inapplicable

Item 30. Location of Accounts and Records
         --------------------------------

         Registrant's Transfer Agent and Dividend Disbursing Agent is Dupree & Company, Inc., 125 South Mill Street, Vine Center, Lexington, Kentucky 40507

Item 31. Management Services
         -------------------

         Inapplicable at this time.

Item 32. Undertakings
         ------------

         None

                               DUPREE MUTUAL FUNDS

                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO 37

                                       TO

                        FORM N-1A REGISTRATION STATEMENT

                                      UNDER

                             SECURITIES ACT OF 1933

                                       AND

                         INVESTMENT COMPANY ACT OF 1940

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on the _____ day of September, 1997.

                             DUPREE MUTUAL FUNDS


                             By /s/ Thomas P. Dupree, Sr.
                             ---------------------------------
                             Thomas P. Dupree, Sr.
                             President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                     Title                                     Date
         ----------                     -----                                     ----


/s/ Thomas P. Dupree, Sr   President (Principal Executive Officer)              Oct 3, 1997
------------------------   and Trustee                                          ----------
Thomas P. Dupree, Sr


/s/ Fred L. Dupree, Jr.    Vice President, Secretary, and Treasurer             Oct 3, 1997
------------------------   (Principal Financial and Accounting Officer)         -----------
Fred L. Dupree, Jr.        and Trustee



/s/ William A. Combs, Jr.  Trustee                                              Oct 3, 1997
------------------------                                                        -----------
William A. Combs, Jr.


                           Trustee
------------------------                                                        -----------
Robert L. Maddox


/s/ William S. Patterson   Trustee                                              Oct 3, 1997
------------------------                                                        -----------
William S. Patterson
